ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 14.1%
Automobiles 0.2%
Ford Motor	494,700	4,002
		4,002
Distributors 0.5%
Genuine Parts	223,250	9,629
		9,629
Diversified Consumer Services 0.6%
H&R Block	536,700	11,668
		11,668
Household Durables 2.5%
D. R. Horton	285,100	6,828
Fortune Brands	142,600	10,711
Newell Rubbermaid	615,500	17,431
Sony (JPY)	268,300	10,868
		45,838
Leisure Equipment & Products 1.7%
Eastman Kodak	546,100	12,233
Mattel	906,100	17,850
		30,083
Media 7.3%
CBS, Class B	468,700	13,203
Comcast, Special Class A (1)	266,963	9,838
Disney	532,900	16,472
Dow Jones	369,500	12,393
EchoStar Communications, Class A (1)	192,500	6,302
New York Times, Class A	700,100	16,088
Time Warner	1,231,100	22,443
Tribune	718,200	23,500
Viacom, Class B (1)	331,700	12,333
		132,572
Specialty Retail 1.3%
Home Depot	475,700	17,253
RadioShack	284,400	5,489
		22,742
Total Consumer Discretionary		256,534
CONSUMER STAPLES 9.0%
Beverages 2.3%
Anheuser-Busch	468,100	22,240
Coca-Cola	454,700	20,316
		42,556
Food & Staples Retailing 1.4%
Sysco	141,200	4,723
Wal-Mart	417,500	20,591
		25,314
Food Products 2.1%
Campbell Soup	285,000	10,402
General Mills	283,900	16,069
McCormick	206,900	7,858
Sara Lee	207,200	3,330
		37,659
Household Products 1.9%
Colgate-Palmolive	366,000	22,729
Kimberly-Clark	191,100	12,490
		35,219
Personal Products 0.8%
Avon	471,400	14,453
		14,453
Tobacco 0.5%
UST	163,200	8,948
		8,948
Total Consumer Staples		164,149
ENERGY 9.0%
Energy Equipment & Services 0.7%
Schlumberger	200,900	12,462
		12,462
Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum	300,500	13,171
BP ADR	221,596	14,532
Chevron	531,552	34,476
ExxonMobil	513,222	34,437
Hess	405,300	16,788
Murphy Oil	266,700	12,682
Royal Dutch Shell ADR, Class A	391,900	25,905
		151,991

Total Energy		164,453
FINANCIALS 17.9%
Capital Markets 4.7%
Charles Schwab	1,031,000	18,455
Janus Capital Group	146,500	2,889
Mellon Financial	525,400	20,543
Morgan Stanley	403,800	29,441
State Street	244,200	15,238
		86,566
Commercial Banks 3.0%
Bank of Ireland (EUR)	30,100	589
Fifth Third Bancorp	536,600	20,434
Mercantile Bankshares	156,925	5,692
National City	191,400	7,005
SunTrust	186,400	14,405
Wells Fargo	203,320	7,356
		55,481
Diversified Financial Services 3.9%
Bank of America	288,240	15,441
Citigroup	178,864	8,884
J.P. Morgan Chase	1,012,241	47,535
		71,860
Insurance 5.7%
American International Group	347,100	22,999
Chubb	158,400	8,231
Lincoln National	268,847	16,690
Marsh & McLennan	1,010,100	28,434
St. Paul Travelers Companies	326,546	15,312
UnumProvident	592,800	11,494
		103,160
Real Estate Investment Trusts (REITs) 0.1%
Simon Property Group, REIT	9,736	882
		882
Thrifts & Mortgage Finance 0.5%
Fannie Mae	157,200	8,789
		8,789
Total Financials		326,738
HEALTH CARE 10.0%
Biotechnology 0.4%
MedImmune (1)	269,300	7,866
		7,866
Health Care Equipment & Supplies 1.2%
Baxter International	245,100	11,142
Boston Scientific (1)	740,400	10,951
		22,093
Pharmaceuticals 8.4%
Abbott Laboratories	312,300	15,165
Bristol Myers Squibb	533,700	13,300
Eli Lilly	379,400	21,626
Johnson & Johnson	311,100	20,203
Merck	697,600	29,229
Pfizer	843,400	23,919
Schering-Plough	410,300	9,063
Wyeth	403,100	20,494
		152,999
Total Health Care		182,958
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 2.0%
Honeywell International	584,100	23,890
Raytheon	286,800	13,769
		37,659
Building Products 0.2%
Masco	148,000	4,058
		4,058
Commercial Services & Supplies 1.6%
Avery Dennison	237,900	14,314
Waste Management	388,072	14,235
		28,549
Electrical Equipment 0.5%
Cooper Industries, Class A	101,767	8,673
		8,673
Industrial Conglomerates 4.5%
3M	204,000	15,182
GE	1,517,200	53,557
Tyco International	490,400	13,726
		82,465
Machinery 1.9%
Deere	137,300	11,521
Eaton	108,700	7,484
Illinois Tool Works	77,900	3,498
Pall	386,900	11,920
		34,423
Road & Rail 1.8%
Norfolk Southern	183,400	8,079
Union Pacific	277,700	24,437
		32,516
Total Industrials & Business Services		228,343
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 2.4%
Cisco Systems (1)	636,100	14,630
Lucent Technologies (1)	1,469,900	3,440
Motorola	410,300	10,257
Nokia ADR	762,400	15,012
		43,339
Computers & Peripherals 1.9%
Dell (1)	576,800	13,174
IBM	256,700	21,034
		34,208
Semiconductor & Semiconductor Equipment 1.0%
Analog Devices	350,900	10,313
Intel	427,600	8,796
		19,109
Software 1.7%
Microsoft	1,172,500	32,044
		32,044
Total Information Technology		128,700
MATERIALS 5.1%
Chemicals 1.9%
Chemtura	389,877	3,380
DuPont	403,800	17,299
Hercules (1)	65,000	1,025
International Flavors & Fragrances	339,300	13,416
		35,120
Construction Materials 0.6%
Vulcan Materials	137,700	10,775
		10,775
Metals & Mining 0.6%
Alcoa	343,800	9,640
		9,640
Paper & Forest Products 2.0%
International Paper	845,953	29,296
MeadWestvaco	281,400	7,460
		36,756
Total Materials		92,291
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 3.9%
AT&T	984,936	32,070
Qwest Communications International (1)	2,061,600	17,977
Verizon Communications	488,342	18,132
Windstream (1)	276,988	3,653
		71,832
Wireless Telecommunication Services 1.5%
Alltel	267,900	14,869
Sprint Nextel	711,900	12,209
		27,078
Total Telecommunication Services		98,910
UTILITIES 5.2%
Electric Utilities 2.5%
Entergy	202,600	15,849
FirstEnergy	189,820	10,603
Pinnacle West Capital	151,800	6,839
Progress Energy	281,900	12,793
		46,084
Multi-Utilities 2.7%
Duke Energy	591,700	17,869
NiSource	766,400	16,662
Teco Energy	239,100	3,742
XCEL Energy	523,600	10,812
		49,085
Total Utilities		95,169

Total Common Stocks (Cost $1,487,969)		1,738,245
CONVERTIBLE BONDS 0.3%
Lucent Technologies, 8.00%, 8/1/31	5,035,000	5,079
Total Convertible Bonds (Cost $5,442)		5,079
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	78,493,314	78,493
Total Short-Term Investments (Cost $78,493)		78,493
Total Investments in Securities
99.8% of Net Assets (Cost $1,571,904)		$1,821,817

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
EUR	Euro
JPY	Japanese Yen
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $1,571,904,000. Net unrealized gain aggregated $249,913,000 at period-end, of which $308,096,000 related to appreciated investments and $58,183,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,764,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $78,493,000 and $80,786,000, respectively.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 16.0%
Automobiles 0.7%
Harley-Davidson	9,400	590
		590
Household Durables 1.7%
Harman International	17,800	1,485
		1,485
Internet & Catalog Retail 0.6%
Liberty Media Interactive, Class A (1)	27,850	568
		568
Media 5.3%
EchoStar Communications, Class A (1)	22,000	720
Getty Images (1)	27,100	1,347
Regal Entertainment Group, Class A	50,500	1,001
Scripps, Class A	22,100	1,059
Viacom, Class B (1)	13,800	513
		4,640
Multiline Retail 1.0%
Kohl's (1)	13,100	850
		850
Specialty Retail 6.7%
Advance Auto Parts	21,800	718
Dick's Sporting Goods (1)	19,800	901
Home Depot	41,000	1,487
PETsMART	47,900	1,329
TJX	34,700	973
Urban Outfitters (1)	22,700	402
		5,810
Total Consumer Discretionary		13,943
CONSUMER STAPLES 2.4%
Food & Staples Retailing 2.4%
Sysco	40,250	1,346
Wal-Mart	15,200	750
Total Consumer Staples		2,096
ENERGY 5.9%
Energy Equipment & Services 3.7%
Cameron International (1)	19,700	952
Diamond Offshore Drilling	5,450	394
Smith International	48,100	1,866
		3,212
Oil, Gas & Consumable Fuels 2.2%
EOG Resources	18,800	1,223
Murphy Oil	14,900	709
		1,932
Total Energy		5,144
FINANCIALS 6.4%
Capital Markets 3.1%
Franklin Resources	7,600	803
Legg Mason	5,650	570
Morgan Stanley	14,700	1,072
TD Ameritrade Holding	11,100	209
		2,654
Insurance 3.0%
AFLAC	13,800	632
Genworth Financial, Class A	13,600	476
Hartford Financial Services	9,100	789
Willis Group Holdings	19,200	730
		2,627
Real Estate Management & Development 0.3%
St. Joe	4,400	241
		241
Total Financials		5,522
HEALTH CARE 18.9%
Biotechnology 5.0%
Amgen (1)	19,800	1,416
Cephalon (1)	8,750	540
Genentech (1)	12,600	1,042
Gilead Sciences (1)	13,900	955
Martek Biosciences (1)	9,100	196
Vertex Pharmaceuticals (1)	6,700	226
		4,375
Health Care Equipment & Supplies 4.2%
Medtronic	6,000	279
ResMed (1)	22,000	885
St. Jude Medical (1)	41,700	1,472
Stryker	21,500	1,066
		3,702
Health Care Providers & Services 4.7%
Aetna	25,700	1,017
Caremark RX	19,400	1,099
Health Net (1)	11,200	487
Humana (1)	9,800	648
Patterson Companies (1)	24,700	830
		4,081
Life Sciences Tools & Services 0.9%
Covance (1)	11,400	757
		757
Pharmaceuticals 4.1%
Atherogenics (1)	8,300	109
Elan ADR (1)	39,300	605
Eli Lilly	21,600	1,231
Pfizer	26,300	746
Sepracor (1)	17,700	857
		3,548
Total Health Care		16,463
INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 1.5%
General Dynamics	18,740	1,343
		1,343
Air Freight & Logistics 2.9%
C H Robinson Worldwide	11,500	513
Expeditors International of Washington	11,200	499
UPS, Class B	11,600	835
UTi Worldwide	22,500	629
		2,476
Airlines 1.1%
Southwest Airlines	57,800	963
		963
Commercial Services & Supplies 2.5%
ChoicePoint (1)	29,800	1,067
Corporate Executive Board	12,200	1,097
		2,164
Electrical Equipment 0.7%
AMETEK	14,100	614
		614
Industrial Conglomerates 3.1%
GE	41,200	1,454
Roper Industries	28,200	1,262
		2,716
Machinery 2.1%
Deere	10,000	839
ITT	8,500	436
Joy Global	15,700	590
		1,865
Trading Companies & Distributors 1.8%
Fastenal	40,000	1,543
		1,543
Total Industrials & Business Services		13,684
INFORMATION TECHNOLOGY 32.5%
Communications Equipment 3.4%
Cisco Systems (1)	93,950	2,161
Juniper Networks (1)	43,700	755
		2,916
Computers & Peripherals 2.2%
Apple Computer (1)	14,800	1,140
Dell (1)	35,400	809
		1,949
Internet Software & Services 4.1%
eBay (1)	59,100	1,676
Google, Class A (1)	1,200	482
Yahoo! (1)	56,900	1,439
		3,597
IT Services 4.8%
Affiliated Computer Services, Class A (1)	19,100	991
First Data	22,000	924
Global Payments	17,600	775
Iron Mountain (1)	35,200	1,511
		4,201
Semiconductor & Semiconductor Equipment 7.0%
Altera (1)	39,500	726
Analog Devices	27,700	814
Broadcom, Class A (1)	19,600	595
Integrated Device Technology (1)	35,500	570
Linear Technology	24,700	769
Marvell Technology Group (1)	50,900	986
Microchip Technology	23,300	755
Xilinx	41,200	904
		6,119
Software 11.0%
Adobe Systems (1)	38,000	1,423
Amdocs (1)	34,600	1,370
FactSet Research Systems	4,700	228
Intuit (1)	17,500	561
Jack Henry & Associates	42,800	932
Microsoft	62,300	1,703
NAVTEQ (1)	39,900	1,042
Red Hat (1)	15,700	331
Salesforce.com (1)	19,100	685
Symantec (1)	60,100	1,279
		9,554

Total Information Technology		28,336
MATERIALS 0.3%

Chemicals 0.3%
Potash Corp of Saskatchewan	2,200	229
Total Materials		229
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
American Tower Systems, Class A (1)	34,300	1,252
Total Telecommunication Services		1,252
Total Common Stocks (Cost $75,720)		86,669
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	595,000	595
Total Short-Term Investments (Cost $595)		595
Total Investments in Securities
100.2% of Net Assets (Cost $76,315)		$87,264

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $76,315,000. Net unrealized gain aggregated $10,949,000 at period-end, of which $13,463,000 related to appreciated investments and $2,514,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $27,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $595,000 and $474,000, respectively.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 64.1%

CONSUMER DISCRETIONARY 6.9%

Auto Components 0.2%
Autoliv GDR (SEK)	2,550	141
GKN (GBP)	8,322	45
Koito Manufacturing (JPY) (1)	4,800	62
Strattec Security (2)	300	12
Toyoda Gosei (JPY)	2,500	55
TRW (2)	600	14
		329
Automobiles 0.3%
Bayerische Motoren Werke (EUR)	2,348	126
Honda (JPY)	3,100	104
Piaggio & C SPA (EUR) (2)	11,200	42
Toyota Motor (JPY) (1)	3,800	207
Winnebago (1)	100	3
		482
Distributors 0.0%
Keystone Automotive (2)	400	15
Pacific Brands (AUD) (1)	14,762	28
		43
Diversified Consumer Services 0.0%
Corinthian Colleges (2)	2,200	24
Matthews International, Class A	1,300	48
		72
Hotels, Restaurants & Leisure 1.0%
Applebee's (1)	962	21
BJ's Restaurants (1)(2)	800	18
CEC Entertainment (2)	450	14
International Game Technology	11,900	494
Marriott, Class A	7,000	271
Panera Bread, Class A (1)(2)	500	29
PF Chang's China Bistro (2)	400	14
Red Robin Gourmet Burgers (1)(2)	700	32
Ruby Tuesday	300	8
Sonic (1)(2)	2,005	45
Starwood Hotels & Resorts Worldwide	5,200	297
Texas Roadhouse (1)(2)	200	2
The Cheesecake Factory (1)(2)	1,200	33
Wynn Resorts (2)	6,700	456
		1,734
Household Durables 1.1%
Alpine Electronics (JPY)	1,400	19
Fortune Brands	1,700	128
Garmin	6,400	312
Goldcrest Company (JPY) (1)	940	51
Harman International	4,600	384
Jarden (1)(2)	725	24
Newell Rubbermaid (1)	23,300	660
Persimmon (GBP)	2,271	57
Sony (JPY) (1)	2,700	109
		1,744
Internet & Catalog Retail 0.2%
Amazon.com (2)	10,800	347
priceline.com (2)	600	22
		369
Leisure Equipment & Products 0.1%
Brunswick (1)	700	22
MarineMax (1)(2)	700	18
Nikon (JPY) (1)	3,000	62
Polaris Industries (1)	100	4
Pool (1)	737	28
		134
Media 1.5%
Aegis Group (GBP)	26,148	65
Comcast, Class A (2)	17,516	645
Disney	12,300	380
Emmis Communications (2)	500	6
Entercom Communications (1)	400	10
Grupo Televisa ADR	7,700	164
Informa (GBP)	5,146	48
McGraw-Hill	300	17
New York Times, Class A (1)	14,400	331
Publicis (EUR)	2,254	89
Sanomawsoy Oyj (EUR)	2,680	69
Scholastic (2)	1,300	40
Television Broadcasts (HKD)	4,000	22
Time Warner	12,100	221
Viacom, Class B (2)	7,045	262
Vivendi (EUR)	2,865	103
WPP Group (GBP)	2,876	36
WPP Group ADR	450	28
Young Broadcasting (2)	500	1
		2,537
Multiline Retail 1.2%
Big Lots (1)(2)	600	12
Kohl's (2)	12,500	811
Lotte Shopping GDR (2)(3)	2,100	37
Marui (JPY) (1)	1,400	21
Nordstrom	11,500	486
Target	10,300	569
		1,936
Specialty Retail 1.2%
AC Moore Arts & Crafts (2)	200	4
AnnTaylor Stores (2)	1,500	63
Aoyama Trading (JPY)	700	22
Bed Bath & Beyond (2)	900	34
Best Buy	2,700	145
Borders Group (1)	1,600	33
Christopher & Banks	875	26
Cost Plus (1)(2)	800	10
DSG International (GBP)	15,616	64
Esprit Holdings (HKD)	4,600	42
Hibbett Sporting Goods (2)	700	18
Home Depot	27,500	997
Hot Topic (1)(2)	1,500	17
J Crew Group (2)	200	6
Monro Muffler Brake (1)	800	27
Petco (2)	1,300	37
RadioShack (1)	24,200	467
Select Comfort (2)	300	6
The Finish Line, Class A	400	5
Zumiez (2)	800	22
		2,045
Textiles, Apparel & Luxury Goods 0.1%
Adidas (EUR)	1,442	68
Under Armour (2)	200	8
Warnaco Group (2)	800	15
		91

Total Consumer Discretionary		11,516

CONSUMER STAPLES 4.6%

Beverages 0.9%
Cia Cervecerias Unidas ADR	1,300	34
Coca-Cola	18,100	808
Kirin Brewery (JPY)	3,000	40
Lion Nathan (NZD)	5,125	31
PepsiCo	7,750	506
Pernod-Ricard (EUR)	859	179
		1,598
Food & Staples Retailing 1.6%
Alliance Boots (GBP)	4,773	69
Casey's General Stores	1,600	36
CVS	36,900	1,185
Kesko (EUR)	3,700	156
Pantry (2)	500	28
Seven & I (JPY)	2,555	82
Sysco	5,900	197
Tesco (GBP)	15,847	107
Wal-Mart	15,600	770
Wal-Mart de Mexico, Series V (MXN)	12,600	43
Wild Oats Markets (1)(2)	700	11
		2,684
Food Products 0.7%
Ajinomoto (JPY) (1)	3,000	32
Associated British Foods (GBP)	3,769	58
General Mills	11,960	677
Goodman Fielder (AUD) (1)	13,500	22
Koninklijke Wessanen (EUR)	2,309	32
Nestle (CHF)	514	179
RHM (GBP)	9,596	50
Seneca Foods, Class A (2)	100	3
Seneca Foods, Class B (2)	100	3
Unilever (GBP)	1,872	46
		1,102
Household Products 0.8%
Colgate-Palmolive	9,260	575
Procter & Gamble	11,687	725
		1,300
Personal Products 0.1%
Bare Escentuals (2)	100	3
Chattem (1)(2)	200	7
L'Oreal (EUR)	839	85
		95
Tobacco 0.5%
Altria Group	10,160	778
		778

Total Consumer Staples		7,557
ENERGY 4.7%

Energy Equipment & Services 1.8%
Baker Hughes	13,900	948
FMC Technologies (1)(2)	1,100	59
Grant Prideco (2)	200	8
Hanover Compressor (1)(2)	1,500	27
Hydril (2)	300	17
Input/Output (1)(2)	1,100	11
Key Energy Services (2)	200	3
Saipem (EUR)	4,671	101
Schlumberger	16,500	1,023
Seacor Holdings (1)(2)	800	66
Smith International	17,700	687
Superior Well Services (1)(2)	100	2
Technip (EUR)	961	55
Union Drilling (1)(2)	400	4
W-H Energy Services (2)	400	17
		3,028
Oil, Gas & Consumable Fuels 2.9%
Bill Barrett (1)(2)	1,300	32
BP (GBP)	9,881	108
BP ADR	9,338	612
Chevron	10,431	677
China Petroleum & Chemical (HKD)	82,000	51
CONSOL Energy	3,400	108
Eni SPA (EUR)	7,269	216
EOG Resources	700	46
ExxonMobil	17,726	1,189
Forest Oil (2)	1,400	44
Foundation Coal Holdings	900	29
Geomet (2)	200	2
Marathon Oil	5,160	397
Mariner Energy (1)(2)	1,433	26
Murphy Oil	4,400	209
Nippon Mining (JPY)	4,000	28
Nippon Oil (JPY) (1)	4,000	29
Oil Search (AUD)	12,432	31
Petroleo Brasileiro ADR	1,300	97
Royal Dutch Shell, Class B (GBP)	5,261	179
Royal Dutch Shell ADR, Class B	1,194	82
Statoil ASA (NOK)	2,776	66
Total (EUR)	3,080	202
Total ADR	3,600	237
		4,697

Total Energy		7,725
FINANCIALS 14.1%

Capital Markets 4.6%
Affiliated Managers Group (1)(2)	500	50
Ameriprise Financial	11,510	540
Charles Schwab	24,050	430
Close Brothers Group (GBP)	2,082	40
E*TRADE Financial (2)	18,000	431
Franklin Resources	6,400	677
Goldman Sachs	3,700	626
Investors Financial Services	700	30
Legg Mason	4,850	489
Macquarie Bank (AUD) (1)	1,487	77
Marketaxess Holdings (1)(2)	800	8
Mellon Financial	15,780	617
Merrill Lynch	5,600	438
Morgan Stanley	6,300	459
Northern Trust	7,100	415
Penson Worldwide (2)	700	13
Piper Jaffray (2)	800	49
State Street	14,300	892
TD Ameritrade Holding	19,200	362
UBS (CHF)	14,783	884
		7,527
Commercial Banks 2.8%
Allied Irish Banks (EUR)	2,768	74
Australia & New Zealand Banking (AUD) (1)	5,820	117
Australia & New Zealand Banking ADR	100	10
Banca Intesa (EUR)	10,962	72
Banco Santander Central Hispano (EUR)	13,587	215
Bank of Ireland (EUR)	3,608	71
Barclays (GBP)	17,007	214
BNP Paribas (EUR)	1,427	154
Boston Private Financial (1)	700	19
Cascade Bancorp (1)	700	26
Chittenden	1,843	53
Citizens Banking (1)	1,500	39
DBS Group (SGD)	10,117	122
Fifth Third Bancorp	10,300	392
Frontier Financial (1)	600	16
Glacier Bancorp (1)	1,165	40
Grupo Financiero Banorte (MXN)	41,365	130
HBOS (GBP)	4,436	88
KBC (EUR)	717	76
Mitsubishi UFJ Financial (JPY)	12	155
National Bank of Greece (EUR)	1,158	50
NORDEA (SEK)	14,298	188
Pinnacle Financial Partners (1)(2)	600	21
Placer Sierra Bancshares (1)	700	16
Preferred Bank (1)	200	12
Prosperity Bancshares (1)	1,000	34
Provident Bankshares (1)	900	33
Resona Holdings (JPY) (1)	25	75
Royal Bank of Scotland (GBP)	9,958	343
Sandy Spring Bancorp	700	25
Signature Bank (2)	500	15
Societe Generale (EUR)	543	86
Standard Chartered (GBP)	3,039	78
Sumitomo Trust and Banking Company (JPY)	24,000	251
Svenska Handelsbanken, Class A (SEK)	4,365	118
Swedbank (SEK)	2,100	62
Texas Capital Bancshares (2)	800	15
The Bank of Yokohama (JPY)	11,600	91
U.S. Bancorp	8,300	276
UniCredito Italiano (EUR)	19,582	163
Valley National Bancorp (1)	1,463	37
Wells Fargo	12,600	456
WestAmerica	1,100	56
		4,584
Consumer Finance 1.1%
American Express	20,450	1,147
Public Financial Holdings (HKD)	80,000	61
SLM Corporation	12,600	655
		1,863
Diversified Financial Services 1.4%
Babcock & Brown (AUD) (1)	5,815	87
Bank of America	8,000	429
Chicago Mercantile Exchange Holdings	300	143
Citigroup	17,050	847
Fortis (EUR)	2,525	102
ING Groep GDS (EUR)	2,534	112
J.P. Morgan Chase	13,414	630
Ricoh Leasing (JPY)	1,300	33
		2,383
Insurance 3.3%
Aegon (EUR)	4,947	93
American International Group	24,998	1,656
Aspen Insurance Holdings (1)	1,200	31
Assured Guaranty	1,700	44
Aviva (GBP)	5,899	87
AXA (EUR)	5,392	199
Bristol West Holdings	1,100	16
CNP Assurances (EUR)	893	87
Genworth Financial, Class A	11,200	392
Hartford Financial Services	4,200	364
Horace Mann Educators	800	15
Infinity Property & Casualty	1,000	41
Insurance Australia (AUD) (1)	17,282	68
Markel (2)	110	45
Marsh & McLennan (1)	39,700	1,118
Milano Assicurazioni (EUR)	7,441	55
Mitsui Sumitomo Insurance (JPY)	7,300	91
National Financial Partners	300	12
Ohio Casualty	2,300	60
PartnerRe (1)	300	20
Prudential Financial	3,800	290
QBE Insurance (AUD)	3,956	72
Selective Insurance	400	21
St. Paul Travelers Companies	10,300	483
Swiss Life Holding (CHF)	388	91
		5,451
Real Estate Investment Trusts (REITs) 0.5%
DiamondRock Hospitality, REIT	800	13
EastGroup Properties, REIT	800	40
Equity Lifestyle Properties, REIT	300	14
Essex Property Trust, REIT	100	12
Federal Realty Investment Trust, REIT	2,300	171
Glenborough Realty Trust, REIT	600	15
LaSalle Hotel Properties, REIT (1)	400	17
Mirvac Group (AUD) (1)	12,994	46
Parkway Properties, REIT	400	19
PS Business Parks, REIT (1)	500	30
Reckson Associates Realty, REIT (1)	226	10
Simon Property Group, REIT	5,296	480
Washington SBI, REIT (1)	700	28
		895
Real Estate Management & Development 0.1%
China Overseas Land & Investment (HKD) (1)	120,000	93
Galileo Shopping America Trust (AUD)	65,216	60
Wheelock (HKD)	11,600	20
		173
Thrifts & Mortgage Finance 0.3%
Bradford Bingley (GBP)	9,268	82
Countrywide Credit	4,100	144
First Niagara Financial	2,100	31
Harbor Florida Bancshares (1)	1,300	57
Hypo Real Estate Holding (EUR)	1,103	69
NewAlliance Bancshares (1)	2,700	39
		422

Total Financials		23,298
HEALTH CARE 9.4%

Biotechnology 1.6%
Actelion (CHF) (1)(2)	297	43
Alexion Pharmaceutical (2)	300	10
Alkermes (2)	900	14
Amgen (2)	10,700	765
Amylin Pharmaceuticals (1)(2)	400	18
Celgene (2)	6,100	264
Cephalon (1)(2)	276	17
CSL Limited (AUD) (1)	1,066	43
Cubist Pharmaceuticals (2)	900	20
CV Therapeutics (1)(2)	100	1
Cytokinetics (1)(2)	300	2
deCode genetics (1)(2)	600	3
Genentech (2)	7,000	579
Genzyme (2)	1,200	81
Gilead Sciences (2)	9,500	653
Incyte Genomics (2)	1,200	5
InterMune (1)(2)	1,000	17
Martek Biosciences (1)(2)	600	13
Memory Pharmaceuticals (2)	400	-
Myogen (1)(2)	500	18
Myriad Genetics (1)(2)	900	22
Neurocrine Biosciences (2)	400	4
NPS Pharmaceuticals (2)	200	1
ONYX Pharmaceuticals (1)(2)	300	5
Rigel Pharmaceuticals (2)	500	5
Senomyx (1)(2)	500	8
Tercica (1)(2)	400	2
Theravance (2)	200	5
Trimeris (2)	400	4
Vertex Pharmaceuticals (2)	1,348	45
		2,667
Health Care Equipment & Supplies 1.5%
Alcon	700	80
Analogic	400	20
Baxter International	13,900	632
Boston Scientific (2)	15,700	232
DJO (2)	600	25
Edwards Lifesciences (2)	500	23
Elekta (SEK) (1)	3,549	67
Greatbatch (2)	600	14
Home Diagnostics (2)	200	3
Integra LifeSciences (2)	1,200	45
Medtronic	11,300	525
Northstar Neuroscience (2)	300	4
NuVasive (1)(2)	400	8
Nxstage Medical (1)(2)	700	6
ResMed (2)	1,800	72
St. Jude Medical (2)	8,700	307
Stereotaxis (1)(2)	400	4
Steris	900	22
Stryker	7,400	367
Thoratec (2)	1,200	19
Wright Medical Group (2)	1,200	29
		2,504
Health Care Providers & Services 2.9%
Aetna	9,100	360
AMERIGROUP (2)	700	21
AmerisourceBergen	10,700	484
Cardinal Health	2,200	145
Caremark RX (1)	13,100	742
Celesio (EUR)	1,316	69
Centene (1)(2)	1,100	18
DaVita (2)	800	46
Healthspring (2)	400	8
Henry Schein (2)	1,000	50
Humana (2)	6,100	403
LifePoint Hospitals (1)(2)	1,100	39
Medco (2)	3,700	222
Odyssey Healthcare (1)(2)	200	3
Quest Diagnostics	4,600	281
Sunrise Senior Living (2)	2,500	75
Symbion (2)	900	16
United Surgical Partners International (1)(2)	1,450	36
UnitedHealth Group	23,700	1,166
Visicu (1)(2)	100	1
VistaCare, Class A (1)(2)	400	4
WellPoint (2)	7,600	586
		4,775
Life Sciences Tools & Services 0.0%
Exelixis (2)	700	6
Nektar Therapeutics (2)	100	1
		7
Pharmaceuticals 3.4%
Alexza Pharmaceuticals (2)	200	2
Allergan	1,700	191
Astellas Pharma (JPY) (1)	900	36
Atherogenics (1)(2)	800	11
Eisai (JPY) (1)	1,200	58
GlaxoSmithKline (GBP)	5,940	158
GlaxoSmithKline ADR	2,200	117
Inspire Pharmaceuticals (1)(2)	1,000	5
Johnson & Johnson	3,460	225
Kobayashi Pharmaceutical (JPY)	1,000	38
Medicines Company (2)	700	16
Medicis Pharmaceutical, Class A (1)	1,100	36
Merck	29,400	1,232
Novartis (CHF)	8,843	516
Noven Pharmaceuticals (1)(2)	800	19
Pfizer	13,800	391
Roche Holding (CHF)	2,174	376
Sanofi-Aventis (EUR) (1)	2,768	247
Schering-Plough	17,800	393
Sepracor (1)(2)	6,300	305
Takeda Chemical Industries (JPY) (1)	1,400	87
Wyeth	22,180	1,128
Xenoport (2)	400	8
		5,595

Total Health Care		15,548

INDUSTRIALS & BUSINESS SERVICES 7.3%

Aerospace & Defense 1.0%
Argon ST (1)(2)	400	10
Armor Holdings (2)	1,000	57
General Dynamics	5,900	423
Honeywell International	6,100	250
Lockheed Martin	4,200	361
Moog, Class A (2)	900	31
Qinetiq (GBP)	9,700	32
Rockwell Collins	2,800	154
Rolls-Royce (GBP) (2)	7,358	62
Teledyne Technologies (2)	1,300	51
United Technologies	2,400	152
		1,583
Air Freight & Logistics 0.1%
EGL (2)	1,100	40
Pacer International	300	8
Panalpina Welttransport Holding (CHF)	567	61
UTi Worldwide	900	25
Yusen Air & Sea Service (JPY) (1)	2,000	51
		185
Airlines 0.1%
All Nippon Airways (JPY) (1)	12,000	48
British Airways (GBP) (2)	5,503	44
Frontier Airlines Holdings (1)(2)	600	5
Midwest Air Group (1)(2)	900	7
Qantas Airways (AUD)	8,810	26
		130
Building Products 0.0%
Nichias (JPY)	4,000	28
Trex (1)(2)	300	7
		35
Commercial Services & Supplies 0.7%
Angelica	700	12
G & K Services, Class A	900	33
Herman Miller	1,300	44
Kforce (2)	1,200	14
LECG (1)(2)	1,000	19
Multi-Color	400	12
Pike Electric (1)(2)	600	9
R.R. Donnelley	11,000	363
Resources Global Professionals (2)	1,200	32
Ritchie Bros Auctioneers	600	32
Synagro Technologies (1)	2,000	8
Waste Connections (2)	900	34
Waste Management	15,122	555
West Corporation (2)	300	14
		1,181
Construction & Engineering 0.2%
Acciona (EUR)	1,206	184
Insituform Technologies (2)	500	12
JGC (JPY) (1)	3,000	50
		246
Electrical Equipment 0.1%
A.O. Smith	1,600	63
Baldor Electric	1,600	50
Belden CDT (1)	1,100	42
Mitsubishi Electric (JPY)	9,000	76
Woodward Governor	300	10
		241
Industrial Conglomerates 2.4%
DCC (EUR)	5,229	131
GE	79,400	2,803
Hutchison Whampoa (HKD) (1)	4,000	35
Orkla (NOK)	1,490	71
Sembcorp (SGD)	39,509	84
Tomkins (GBP)	10,856	48
Tyco International	27,600	772
		3,944
Machinery 1.8%
3-D Systems (1)(2)	500	9
Accuride (2)	1,200	13
Actuant, Class A	940	47
Cargotec (EUR)	2,588	110
Cascade	400	18
Danaher	17,900	1,229
Deere	9,800	822
ESCO Technologies (1)(2)	500	23
Fanuc (JPY) (1)	700	55
Glory Limited (JPY) (1)	1,700	33
Graco	950	37
Harsco	800	62
IDEX	350	15
Illinois Tool Works	7,400	332
Lindsay Manufacturing	900	26
RBC Bearings (1)(2)	900	22
Toro	1,600	68
Volvo, Class B (SEK)	1,400	84
		3,005
Marine 0.0%
Nippon Yusen (JPY) (1)	11,000	67
		67
Road & Rail 0.7%
Arriva (GBP)	3,397	42
Burlington Northern Santa Fe	6,800	499
Heartland Express	501	8
Knight Transportation (1)	1,875	32
Norfolk Southern	10,300	454
Ryder System	300	16
Union Pacific	1,800	158
		1,209
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	500	12
Electro Rent (1)(2)	200	3
H&E Equipment Services (1)(2)	300	7
Interline Brands (1)(2)	1,000	25
Mitsui (JPY)	6,000	76
NuCo2 (1)(2)	800	22
Sumitomo (JPY) (1)	5,000	63
Transdigm Group (2)	200	5
Univar NV (EUR)	1,138	48
		261
Transportation Infrastructure 0.0%
Macquarie Infrastructure, Equity Units (AUD) (1)	8,479	20
		20

Total Industrials & Business Services		12,107
INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.3%
ADTRAN	1,000	24
Cisco Systems (2)	37,400	860
Corning (2)	51,800	1,264
Finisar (1)(2)	4,800	17
IXIA (2)	700	6
Juniper Networks (1)(2)	19,600	339
LM Ericsson (SEK)	59,600	207
Lucent Technologies (2)	146,300	342
Motorola	2,200	55
Nokia (EUR)	10,102	201
Nokia ADR	20,800	410
Packeteer (2)	400	4
QUALCOMM	2,700	98
Tekelec (2)	400	5
		3,832
Computers & Peripherals 0.6%
Acer (TWD)	7,140	12
Apple Computer (2)	7,100	547
Dell (2)	6,000	137
EMC (2)	18,100	217
Emulex (2)	1,000	18
Hitachi Maxell (JPY)	2,500	32
Intermec (1)(2)	200	5
Synaptics (1)(2)	400	10
		978
Electronic Equipment & Instruments 0.1%
Cogent (1)(2)	300	4
DTS (2)	400	8
Global Imaging Systems (2)	200	4
Hamamatsu Photonics (JPY) (1)	1,300	40
HOYA (JPY) (1)	1,200	45
KEMET (1)(2)	2,000	16
Littelfuse (1)(2)	700	24
Mercury Computer Systems (2)	200	2
Methode Electronics	1,000	10
MTS Systems	800	26
National Instruments	500	14
Newport (2)	600	10
Orbotech (2)	700	17
Plexus (1)(2)	300	6
Scansource (2)	500	15
Venture (SGD)	3,000	24
		265
Internet Software & Services 1.2%
24/7 Media (1)(2)	1,600	14
Bankrate (1)(2)	500	13
CNET Networks (1)(2)	2,300	22
Digital Insight (2)	600	18
Digital River (2)	500	26
Digitas (2)	1,100	11
eBay (2)	5,400	153
Google, Class A (2)	2,400	964
Monster Worldwide (2)	4,500	163
Websense (2)	900	19
WebSideStory (1)(2)	200	3
Yahoo! (2)	20,700	523
		1,929
IT Services 1.4%
Automatic Data Processing	12,500	592
CACI International, Class A (2)	700	39
First Data	33,168	1,393
Global Payments	1,100	48
Heartland Payment Systems (1)	300	8
Iron Mountain (1)(2)	425	18
Logica (GBP)	7,117	21
Maximus	800	21
MPS Group (2)	2,500	38
Paychex	1,300	48
RightNow Technologies (1)(2)	1,100	17
Trans Cosmos (JPY) (1)	2,000	39
		2,282
Office Electronics 0.1%
Canon (JPY)	3,000	157
Neopost (EUR)	431	51
		208
Semiconductor & Semiconductor Equipment 2.7%
AMIS Holdings (1)(2)	500	5
Analog Devices	9,700	285
Applied Materials	14,700	261
Atheros Communications (1)(2)	500	9
ATMI (1)(2)	300	9
Brooks-Pri Automation (1)(2)	1,100	14
Cabot Microelectronics (1)(2)	400	12
Conexant Systems (1)(2)	10,600	21
Credence Systems (2)	1,500	4
Cymer (2)	700	31
Entegris (1)(2)	3,468	38
Exar (2)	1,300	17
FEI (1)(2)	700	15
Intel	41,200	847
Lattice Semiconductor (2)	1,800	12
Linear Technology	9,700	302
Marvell Technology Group (2)	24,600	476
Maxim Integrated Products	18,700	525
Microsemi (2)	200	4
MKS Instruments (2)	900	18
PDF Solutions (1)(2)	1,400	15
Power Integrations (1)(2)	800	16
Semtech (2)	1,600	20
Silicon Laboratories (2)	700	22
SOITEC (EUR) (2)	2,447	71
Texas Instruments	26,100	868
Tokyo Electron (JPY) (1)	1,200	89
Virage Logic (1)(2)	500	5
Xilinx	18,700	410
		4,421
Software 2.3%
Adobe Systems (2)	8,700	326
Altiris (2)	600	13
Bottomline Technologies (2)	600	6
Catapult Communications (2)	400	3
FactSet Research Systems (1)	950	46
FileNet (2)	1,100	38
Hyperion Solutions (2)	750	26
Internet Security Systems (2)	800	22
Intuit (2)	6,100	196
Jack Henry & Associates	2,700	59
Kronos (2)	900	31
Microsoft	87,580	2,394
Motive (1)(2)	500	1
Open Solutions (2)	400	11
Oracle (2)	30,500	541
Progress Software (2)	700	18
Quest Software (2)	1,400	20
Red Hat (2)	700	15
SPSS (2)	500	12
THQ (1)(2)	900	26
TomTom (EUR) (2)	1,121	47
Wind River Systems (2)	1,000	11
		3,862

Total Information Technology		17,777
MATERIALS 3.4%

Chemicals 1.6%
Airgas	1,500	54
Arch Chemicals	1,100	31
Asahi Kasei (JPY)	8,000	51
BASF (EUR)	784	63
Dow Chemical	8,900	347
DuPont	18,184	779
Ferro	1,100	19
Koninklijke DSM NV (EUR)	1,582	69
MacDermid	800	26
Material Sciences (2)	700	7
Minerals Technologies	500	27
Mitsubishi Gas Chemical (JPY)	9,000	98
Monsanto	9,300	437
Potash Corporatin of Saskatchewan	5,900	615
Sumitomo Bakelite (JPY) (1)	3,000	23
Symyx Technologies (2)	500	11
Wacker Chemie (EUR) (2)	269	32
		2,689
Construction Materials 0.1%
Boral (AUD) (1)	9,672	52
Cemex, Equity Units (MXN)	15,032	45
Holcim (CHF)	558	46
		143
Containers & Packaging 0.0%
Chesapeake Corporation (1)	600	9
Smurfit-Stone Container (2)	300	3
		12
Metals & Mining 1.3%
Anglo American (GBP)	4,057	170
BlueScope Steel (AUD) (1)	16,165	78
Corus Group (GBP)	12,593	92
Gibraltar Industries (1)	450	10
Lihir Gold (AUD) (2)	3,900	8
Meridian Gold (2)	1,500	37
Nippon Steel (JPY) (1)	27,000	111
Nucor	6,400	317
Phelps Dodge	11,600	983
Rio Tinto (AUD)	1,438	75
SSAB Svenskt Stal, Series A (SEK)	10,308	192
ThyssenKrupp (EUR)	2,210	75
		2,148
Paper & Forest Products 0.4%
International Paper	13,200	457
Weyerhaeuser	3,800	234
		691

Total Materials		5,683
TELECOMMUNICATION SERVICES 1.6%

Diversified Telecommunication Services 0.4%
Ntelos (1)(2)	700	9
Premiere Global Services (2)	900	8
Telefonica SA (EUR)	8,122	141
Telenor ASA (NOK)	6,500	85
TeliaSonera (SEK)	16,000	103
Telus	6,100	341
Time Warner Telecom, Class A (1)(2)	1,400	26
		713
Wireless Telecommunication Services 1.2%
America Movil ADR, Series L	12,200	480
American Tower Systems, Class A (2)	16,100	588
Bouygues (EUR)	2,063	111
KDDI (JPY) (1)	16	100
Rogers Communications, Class B	4,500	247
SBA Communications (2)	500	12
Sprint Nextel	13,800	237
Starhub (SGD)	36,857	52
Vodafone ADR (1)	8,675	198
		2,025

Total Telecommunication Services		2,738
UTILITIES 1.4%

Electric Utilities 0.7%
Cleco	800	20
E.ON AG (EUR)	2,476	294
El Paso Electric (2)	600	13
Empire District Electronics	700	16
Exelon	5,750	348
FirstEnergy	6,087	340
TEPCO (JPY) (1)	3,700	106
Unisource Energy	1,100	37
		1,174
Gas Utilities 0.1%
Alinta (AUD) (1)	6,751	57
SEMCO Energy (2)	1,000	6
Southwest Gas	1,100	37
Toho Gas (JPY) (1)	6,000	26
		126
Independent Power Producers & Energy Traders 0.5%
Black Hills	400	13
TXU	12,680	793
		806
Multi-Utilities 0.1%
AEM (EUR) (1)	19,383	52
United Utilities (GBP)	9,425	125
		177
Total Utilities		2,283

Total Common Stocks (Cost $76,970)		106,232
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Prosieben Sat Media, 3.60% (EUR)	1,598	44
		44
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Fresenius, 0.98% (EUR)	378	68
Total Health Care		68

Total Preferred Stocks (Cost $59)		112
CORPORATE BONDS 5.2%
ACE INA Holdings, 5.875%, 6/15/14	35,000	35
Alabama Power, VR, 5.59%, 8/25/09	65,000	65
Alcan Aluminum, 5.00%, 6/1/15	60,000	57
Alcoa, 6.00%, 1/15/12	60,000	62
Amerada Hess, 7.875%, 10/1/29	25,000	30
America Movil, 6.375%, 3/1/35	35,000	33
American Express, 5.25%, 9/12/11	60,000	60
American General Finance, 5.40%, 12/1/15	60,000	59
Amgen, 4.00%, 11/18/09	30,000	29
Appalachian Power, 6.375%, 4/1/36	30,000	31
Archstone-Smith Operating Trust, 5.25%, 5/1/15	40,000	39
AT&T, 5.10%, 9/15/14	40,000	39
AT&T, 5.30%, 11/15/10	35,000	35
AT&T, 6.45%, 6/15/34	75,000	75
AT&T Broadband, 8.375%, 3/15/13	80,000	91
AT&T Wireless, 7.875%, 3/1/11	60,000	66
Atmos Energy, 4.00%, 10/15/09	50,000	48
Avalonbay Communities, 6.125%, 11/1/12	35,000	36
Baker Hughes, 6.875%, 1/15/29	65,000	74
Bank of America, 4.875%, 9/15/12	60,000	59
Bank of America, 5.75%, 8/15/16	50,000	51
Bank of America Capital Trust, 5.625%, 3/8/35	100,000	92
Bank One, 5.25%, 1/30/13	85,000	84
BB&T Capital Trust II, 6.75%, 6/7/36	75,000	80
Bear Stearns Companies, 5.50%, 8/15/11	50,000	50
BHP Finance, 4.80%, 4/15/13	75,000	72
Black Hills, 6.50%, 5/15/13	40,000	40
Boardwalk Pipelines, 5.50%, 2/1/17	15,000	15
Boeing Capital, 6.10%, 3/1/11	80,000	83
Bunge Limited Finance, 4.375%, 12/15/08	45,000	44
Capital One Bank, 6.50%, 6/13/13	95,000	100
Cardinal Health, 5.64%, 10/2/09 (3)	50,000	50
CE Electric UK Funding, 6.995%, 12/30/07 (3)	35,000	35
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	38
Centerpoint Energy, 7.25%, 9/1/10	30,000	32
Centex, 5.45%, 8/15/12	50,000	49
Cisco Systems, 5.25%, 2/22/11	55,000	55
CIT Group, 6.00%, 4/1/36	40,000	39
Citigroup, 5.00%, 9/15/14	75,000	73
Citigroup, 5.30%, 1/7/16	50,000	50
Comcast, 4.95%, 6/15/16	30,000	28
ConocoPhillips, 5.90%, 10/15/32	45,000	46
Countrywide Financial, 6.25%, 5/15/16	75,000	76
Cox Communications, 7.125%, 10/1/12	65,000	69
CRH America, 6.00%, 9/30/16	60,000	60
CS First Boston, 5.50%, 8/16/11	40,000	40
CSX, 6.00%, 10/1/36	35,000	35
D.R. Horton, 5.625%, 9/15/14	55,000	52
DaimlerChrysler, VR, 5.918%, 8/3/09	40,000	40
DaimlerChrysler, 6.50%, 11/15/13	50,000	51
Devon Financing, 6.875%, 9/30/11	60,000	64
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	33
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	29
Dow Chemical, 6.125%, 2/1/11	30,000	31
Duke Capital, 6.25%, 2/15/13	50,000	52
Dun & Bradstreet, 5.50%, 3/15/11	30,000	30
El Paso Electric, 6.00%, 5/15/35	50,000	49
Emerson Electric Company, 4.75%, 10/15/15	85,000	82
Encana Holdings Finance, 5.80%, 5/1/14	50,000	50
ERAC USA Finance Company, 5.60%, 5/1/15 (3)	40,000	39
Exelon Generation, 5.35%, 1/15/14	35,000	34
Federal Realty Investment Trust, 6.00%, 7/15/12	20,000	21
First Union, 6.40%, 4/1/08	20,000	20
FirstEnergy, 6.45%, 11/15/11	50,000	52
Florida Power & Light, 6.20%, 6/1/36 (3)	20,000	21
Ford Motor Credit, 5.80%, 1/12/09	80,000	76
Ford Motor Credit, VR, 6.366%, 11/16/06	25,000	25
Fortune Brands, 5.125%, 1/15/11	35,000	34
France Telecom, STEP, 7.75%, 3/1/11	35,000	38
Franklin Resources, 3.70%, 4/15/08	15,000	15
Fund American Companies, 5.875%, 5/15/13	45,000	45
GE Capital, 5.875%, 2/15/12	85,000	88
GE Capital, 6.00%, 6/15/12	175,000	182
Genentech, 4.75%, 7/15/15	35,000	34
Genworth Financial, 5.75%, 6/15/14	45,000	46
Goldman Sachs Capital I, 6.345%, 2/15/34	180,000	180
GTECH Holdings, 4.50%, 12/1/09	55,000	55
Halliburton, 5.50%, 10/15/10	65,000	65
Harrah's Operating, 5.50%, 7/1/10	55,000	54
Hartford Financial Services, 4.75%, 3/1/14	60,000	58
Hartford Financial Services, 5.25%, 10/15/11	35,000	35
HBOS, 6.00%, 11/1/33 (3)	90,000	92
Highmark, 6.80%, 8/15/13 (3)	35,000	37
Home Depot, 5.40%, 3/1/16	55,000	55
HSBC Finance, 5.00%, 6/30/15	60,000	58
HSBC Financial, 5.50%, 1/19/16	100,000	100
Huntington National Bank, 4.375%, 1/15/10	50,000	48
International Lease Finance, 5.45%, 3/24/11	135,000	136
International Speedway, 4.20%, 4/15/09	20,000	19
J.C. Penney, 7.375%, 8/15/08	30,000	31
J.C. Penney, 9.00%, 8/1/12	20,000	23
Jefferies Group, 6.25%, 1/15/36	40,000	39
John Deere Capital, 7.00%, 3/15/12	55,000	59
Kinder Morgan Finance, 5.70%, 1/5/16	60,000	55
Kroger, 8.05%, 2/1/10	65,000	70
LaFarge, 6.15%, 7/15/11	25,000	26
Legg Mason, 6.75%, 7/2/08	25,000	26
Lehman Brothers Holdings, 3.50%, 8/7/08	70,000	68
Lennar, 5.60%, 5/31/15	70,000	67
Marsh & McLennan, 5.375%, 7/15/14	55,000	53
MBNA America Bank, 4.625%, 8/3/09	50,000	49
McCormick & Co., 5.20%, 12/15/15	50,000	49
MDC Holdings, 5.50%, 5/15/13	60,000	56
Medtronic, 4.75%, 9/15/15	65,000	62
Merrill Lynch, 6.05%, 5/16/16	100,000	103
Merrill Lynch, 6.22%, 9/15/26	60,000	62
MidAmerican Energy, 6.125%, 4/1/36 (3)	50,000	50
Mizuho Capital Markets, 6.686%, 12/31/49 (3)	20,000	20
Monongahela Power, 5.70%, 3/15/17 (3)	60,000	60
Morgan Stanley, 6.25%, 8/9/26	20,000	21
Nationwide Financial Services, 5.90%, 7/1/12	55,000	56
Nationwide Mutual Insurance, 6.60%, 4/15/34 (3)	25,000	25
Newmont Mining, 5.875%, 4/1/35	25,000	23
News America, 6.40%, 12/15/35	55,000	54
Nextel Communications, 6.875%, 10/31/13	35,000	36
NLV Financial, 7.50%, 8/15/33 (3)	30,000	32
Norfolk Southern, 6.00%, 4/30/08	60,000	61
Northern Trust, 4.60%, 2/1/13	30,000	29
Northern Trust, 5.30%, 8/29/11	39,000	39
Northrop Grumman, 7.125%, 2/15/11	50,000	54
NVR, 5.00%, 6/15/10	35,000	34
Oracle, 5.00%, 1/15/11	60,000	59
Pacific Gas & Electric, 4.80%, 3/1/14	30,000	29
Panhandle Eastern Pipeline, 4.80%, 8/15/08	20,000	20
Petro-Canada, 5.95%, 5/15/35	45,000	43
Principal Life Global Funding I, 5.125%, 10/15/13 (3)	45,000	44
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	45,000	49
Progress Energy, 5.625%, 1/15/16	55,000	55
Public Service of New Mexico, 4.40%, 9/15/08	35,000	34
Pulte Homes, 5.20%, 2/15/15	60,000	56
Reckson Operating, REIT, 6.00%, 3/31/16	35,000	35
Residential Capital, 6.125%, 11/21/08	30,000	30
Rogers Cable, 5.50%, 3/15/14	40,000	38
Sabmiller, 6.20%, 7/1/11 (3)	65,000	67
Sealed Air, 5.375%, 4/15/08 (3)	40,000	40
Security Benefit Life Insurance, 7.45%, 10/1/33 (3)	20,000	22
Simon Property Group, 3.75%, 1/30/09	45,000	44
SLM Corporation, VR, 5.44%, 4/1/09	35,000	33
SLM Corporation, VR, 5.685%, 1/26/09	50,000	50
Southern California Edison, 4.65%, 4/1/15	60,000	57
Southern California Gas, 5.75%, 11/15/35	70,000	70
Sprint Capital, 6.875%, 11/15/28	60,000	61
Sun Life Financial, VR, 5.64%, 10/6/13 (3)	65,000	65
Telefonica Emisiones, 6.421%, 6/20/16	75,000	77
Telefonos de Mexico, 5.50%, 1/27/15	55,000	54
Telus, 8.00%, 6/1/11	60,000	66
Teva Pharmaceutical ADR, 5.55%, 2/1/16	25,000	24
Time Warner Entertainment, 7.25%, 9/1/08	50,000	52
Time Warner Entertainment, 8.375%, 3/15/23	55,000	63
Torchmark, 6.375%, 6/15/16	40,000	42
Transamerica Capital, 7.65%, 12/1/26 (3)	25,000	28
Tyco International, 6.375%, 10/15/11	55,000	58
U.S. Bancorp, 4.50%, 7/29/10	65,000	64
United Technologies, 5.40%, 5/1/35	25,000	24
Valero Energy, 3.50%, 4/1/09	40,000	38
Verizon Communications, 5.55%, 2/15/16	90,000	89
Verizon Global Funding, 7.75%, 12/1/30	45,000	52
Viacom, 5.75%, 4/30/11 (3)	35,000	35
Virginia Electric & Power, 6.00%, 1/15/36	50,000	50
Wachovia, 5.50%, 8/1/35	30,000	28
Wachovia Bank, 4.875%, 2/1/15	75,000	72
Wal-Mart Stores, 5.25%, 9/1/35	50,000	47
Webster Financial, 5.125%, 4/15/14	45,000	44
Wellpoint, 5.00%, 1/15/11	35,000	35
Wells Fargo, 4.875%, 1/12/11	120,000	119
Westar Energy, 5.10%, 7/15/20	25,000	23
WM Wrigley, 4.65%, 7/15/15	20,000	19
WPD Holdings, 6.875%, 12/15/07 (3)	25,000	25
XTO Energy, 5.65%, 4/1/16	30,000	30
Yum! Brands, 7.70%, 7/1/12	30,000	33
Total Corporate Bonds (Cost $8,631)		8,618

ASSET-BACKED SECURITIES 1.3%
Americredit Automobile Receivable Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	125,000	127
BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	19,160	19
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70,000	70
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (3)	250,000	251
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (3)	35,000	35
Capital One Multi-Asset Execution Trust
Series 2004-A8, Class A8, VR
5.46%, 8/15/14	225,000	226
Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	9,643	10
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, VR
4.831%, 8/25/35	45,000	44
Credit-Based Asset Services & Securitization
Series 2006-CB3, Class AV3, VR
5.50%, 3/25/36	175,000	175

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	75,000	80

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	65,000	65

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (3)	100,000	99

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	85,000	85

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (3)	80,268	81

Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3, VR
5.48%, 6/25/36	60,000	60

New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	190,000	186

New Century Home Equity Loan Trust
Series 2005-A, Class M2, VR
5.344%, 8/25/35	50,000	49

Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	110,000	115

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	100,000	107

Reliant Energy Transition
Series 2001-1, Class A4
5.63%, 9/15/15	100,000	102

Residential Asset Securities Corporation
Series 2006-KS3, Class AI3, VR
5.50%, 4/25/36	100,000	100
Triad Automobile Receivable Trust
Series 2006-B, Class A4
5.52%, 11/12/12	125,000	127

Total Asset-Backed Securities (Cost $2,211)		2,213

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.8%

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	100,000	97

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, VR
4.264%, 1/25/34	94,064	93

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, VR
4.121%, 2/25/34	47,278	46

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, VR
4.197%, 5/25/34	39,577	39

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, VR
4.754%, 9/25/34	30,595	30

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, VR
4.917%, 10/25/34	34,808	34

Bank of America Mortgage Securities
Series 2005-A, Class 2A2, CMO, VR
4.462%, 2/25/35	238,239	235

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, VR
5.098%, 11/25/35	124,533	124

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, VR
5.272%, 11/25/35	61,983	61

Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	225,000	219
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	160,209	160

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	90,000	86

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	100,000	97

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	80,764	79

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	111,643	111

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.711%, 9/11/38	250,000	258

Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	200,000	203

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, VR
4.70%, 8/27/35	169,824	167

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO
5.591%, 3/25/36	70,783	71

Citigroup/Deutsche Bank Commerical Mortgage
Series 2005-C1, Class AJ, CMO, VR
5.40%, 7/15/44	100,000	99

Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	76,077	75

Credit Suisse Mortgage Capital
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	175,000	176

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	75,000	78
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	100,000	105

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	112,952	113

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	20,748	21

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO
4.619%, 8/10/42	35,000	34

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, VR
4.561%, 9/25/35	146,306	144

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A2, CMO
6.244%, 4/15/35	69,984	71

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	100,000	103

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	165,000	161

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	225,000	227

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	158,105	154

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	125,000	120

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	125,000	123

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	250,000	241
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	175,000	172
Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, VR
4.229%, 3/25/34	32,426	32
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, VR
4.642%, 3/25/35	58,861	58
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.802%, 1/25/34	103,916	102
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.546%, 3/25/35	58,670	58
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,728)		4,677

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.9%
U.S. Government Agency Obligations 8.3%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 4/1/35	689,793	652
5.00%, 12/1/08 - 11/1/35	951,701	921
5.50%, 3/1/18 - 12/1/33	417,732	418
6.00%, 10/1/16 - 3/1/33	401,909	406
6.50%, 3/1/32 - 4/1/32	92,508	94
7.00%, 6/1/32	18,028	18
Federal Home Loan Mortgage, ARM
4.529%, 9/1/32	14,809	15
4.575%, 9/1/35	96,428	94
4.715%, 8/1/35	71,066	69
5.061%, 11/1/35	51,480	51
5.079%, 3/1/36	96,828	96
5.428%, 1/1/36	26,961	27
Federal Home Loan Mortgage, CMO
4.50%, 3/15/16	175,000	171
5.00%, 11/15/27	175,000	172
5.50%, 8/15/16 - 4/15/28	363,780	364
6.00%, 9/15/16 - 6/15/35	245,838	252
6.50%, 8/15/30	198,108	204
Federal Home Loan Mortgage, CMO, IO
4.50%, 7/15/11 - 5/15/16	217,341	15
Federal National Mortgage Assn.
4.50%, 5/1/18 - 3/1/35	661,618	634
5.00%, 11/1/18 - 10/1/35	1,693,073	1,639
5.50%, 1/1/17 - 5/1/36	2,961,579	2,936
6.00%, 4/1/33 - 11/1/34	1,909,786	1,923
6.50%, 5/1/17 - 9/1/36	259,377	265
7.00%, 4/1/32	6,801	7
Federal National Mortgage Assn., ARM
4.639%, 9/1/35	87,828	86
4.791%, 11/1/35	83,570	84
4.80%, 6/1/35	61,486	61
5.069%, 8/1/36	169,859	168
5.114%, 10/1/35	57,876	57
5.321%, 12/1/35	44,149	44
5.363%, 12/1/35	52,232	52
5.522%, 12/1/35	80,455	81
5.677%, 1/1/36	208,380	210
5.698%, 12/1/35	26,465	27
6.001%, 8/1/36	124,749	126
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	66,231	65
5.00%, 3/25/15	125,000	124
5.50%, 5/25/27	134,997	135
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	16,658	1
6.50%, 2/1/32	17,846	4
Federal National Mortgage Assn., TBA
6.00%, 1/1/33	438,000	440
6.50%, 1/1/35	550,000	560
		13,768
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
4.50%, 2/20/35	31,384	30
5.00%, 7/15/33 - 3/15/34	661,152	643
5.50%, 10/20/32 - 5/20/34	127,388	126
6.00%, 4/15/26 - 2/20/34	81,918	83
6.50%, 3/15/26 - 12/20/33	49,270	51
7.00%, 9/20/27	40,242	42
8.00%, 10/15/25 - 6/15/26	16,195	17
8.50%, 12/15/24	3,335	3
11.50%, 11/15/19	7,038	8
		1,003

Total U.S. Government & Agency Mortgage-Backed Securities (Cost $14,896)		14,771
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 9.3%
U.S. Government Agency Obligations 1.7%
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	150,000	153
Federal Home Loan Bank, 5.60%, 6/28/11	330,000	338
Federal Home Loan Mortgage, 4.625%, 2/15/07 (EUR)	315,000	401
Federal Home Loan Mortgage, 4.875%, 3/15/07 (1)	625,000	624
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	260,000	261
Federal Home Loan Mortgage, 5.125%, 2/27/09	95,000	95
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	390,000	394
Federal National Mortgage Assn., 3.25%, 8/15/08	160,000	155
Federal National Mortgage Assn., 4.375%, 9/15/12	100,000	97
Federal National Mortgage Assn., 7.125%, 1/15/30	240,000	304
		2,822
U.S. Treasury Obligations 7.6%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	335,000	321
U.S. Treasury Bonds, 5.375%, 2/15/31 (1)	75,000	81
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	50,000	55
U.S. Treasury Bonds, 6.00%, 2/15/26 (1)	305,000	349
U.S. Treasury Bonds, 6.25%, 8/15/23 (1)	540,000	627
U.S. Treasury Bonds, 6.375%, 8/15/27 (1)	100,000	120
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)	115,000	139
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	270,000	331
U.S. Treasury Bonds, 8.50%, 2/15/20 (1)	185,000	252
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	431,796	423
U.S. Treasury Notes, 3.375%, 11/15/08 (1)	200,000	195
U.S. Treasury Notes, 3.625%, 6/30/07 (1)	435,000	431
U.S. Treasury Notes, 3.625%, 6/15/10 (1)	765,000	741
U.S. Treasury Notes, 3.875%, 9/15/10 (1)	70,000	68
U.S. Treasury Notes, 4.25%, 11/15/13	2,400,000	2,347
U.S. Treasury Notes, 4.25%, 11/15/14 (1)	125,000	122
U.S. Treasury Notes, 4.875%, 8/31/08 (1)(4)	1,100,000	1,103
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	4,040,000	4,097
U.S. Treasury Notes, 5.125%, 5/15/16 (1)	595,000	617
U.S. Treasury Notes, 5.75%, 8/15/10 (1)	230,000	239
		12,658

Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $15,233)		15,480
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 1.2%
Asian Development Bank, 6.25%, 6/15/11 (AUD)	295,000	222
Bundesobligation, 3.25%, 4/9/10 (EUR)	440,000	552
European Investment Bank, 5.75%, 9/15/09 (AUD)	100,000	74
Government of Canada, 5.25%, 6/1/12 (CAD)	635,000	608
Inter-American Development Bank, 5.75%, 6/15/11 (AUD)	65,000	48
Pemex Project Funding Master Trust, 5.75%, 12/15/15	60,000	58
Pemex Project Funding Master Trust, VR, 6.69%, 6/15/10 (3)	45,000	46
Republic of Italy, 5.25%, 9/20/16	110,000	111
Republic of South Africa, 6.50%, 6/2/14 (1)	95,000	100
Swedish Export Credit, 4.875%, 9/29/11	50,000	50
United Mexican States, 6.375%, 1/16/13	55,000	58
Total Foreign Government Obligations & Municipalities (Cost $1,782)		1,927
MUNICIPAL SECURITIES 0.1%
California, GO, 5.25%, 4/1/34	20,000	21
California Public Works Board, 5.00%, 1/1/21	50,000	53
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (5)	30,000	30
New York City Housing Dev. Corp., 6.42%, 11/1/27	35,000	37
Oregon, Taxable Pension, 5.892%, 6/1/27	15,000	16
Total Municipal Securities (Cost $151)		157
BOND MUTUAL FUNDS 3.4%
T. Rowe Price Institutional High Yield Fund, 7.65% (6)(7)	555,052	5,600
Total Bond Mutual Funds (Cost $5,754)		5,600
SHORT-TERM INVESTMENTS 5.5%
Money Market Funds 5.5%
T. Rowe Price Reserve Investment Fund, 5.37% (7)(8)	9,040,193	9,040
Total Short-Term Investments (Cost $9,040)		9,040
SECURITIES LENDING COLLATERAL 10.4%
MONEY MARKET POOLED ACCOUNT 1.6%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (8)	2,576,181	2,576
		2,576
MONEY MARKET TRUST 8.8%
State Street Bank and Trust Company of Hew Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (8)	14,626,365	14,627
		14,627
Total Securities Lending Collateral (Cost $17,203)		17,203
Total Investments in Securities
112.3% of Net Assets (Cost $156,658)		$186,030

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,385 and represents 0.8% of net assets.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
(5)	Insured by Financial Security Assurance Inc.
(6)	SEC Yield
(7)	Affiliated company - see Note 4
(8)	Seven-day yield
ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
GO	General Obligation
HKD	Hong Kong Dollar
IO	Interest Only security for which the fund receives interest on notional principal(par)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $1,000 (0.6% of net assets)
at period end; see Note 2.
TWD	Taiwan Dollar
VR	Variable Rate; rate shown is effective rate at period-end

INTEREST RATE SWAP AGREEMENTS 0.0%
Goldman Sachs, Pay 5.291% Fixed
Receive 3 month LIBOR (Currently 5.39%) 9/12/16	350,000	3
Total Interest Rate Swap Agreements (Premium Paid $0)		3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $20,464,000; aggregate collateral consisted of $17,203,000 in money market pooled accounts and U.S. government securities valued at $637,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $156,658,000. Net unrealized gain aggregated $29,368,000 at period-end, of which $32,062,000 related to appreciated investments and $2,694,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $319,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $9,040,000 and $8,668,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Personal Strategy Balanced Portfolio does not incur duplicate fees for its assets invested in the High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the nine months ended September 30, 2006, purchases and sales of the High Yield Fund were $1,585,000 and $0, respectively. Investment income during the period was $294,000. At September 30, 2006, and December 31, 2005, the value of shares of High Yield Fund held were $5,600,000 and $4,035,000, respectively.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 15.8%
Auto Components 0.5%
Gentex	128,000	1,819
		1,819
Diversified Consumer Services 0.5%
Laureate (1)	38,000	1,819
		1,819
Hotels, Restaurants & Leisure 2.9%
International Game Technology	107,000	4,440
PF Chang's China Bistro (1)	31,000	1,076
The Cheesecake Factory (1)	68,000	1,849
Tim Hortons (2)	62,000	1,631
Wynn Resorts (1)	36,000	2,448
		11,444
Household Durables 1.6%
Garmin	50,000	2,439
Harman International	44,000	3,671
		6,110
Internet & Catalog Retail 1.0%
Amazon.com (1)	125,000	4,015
		4,015
Media 4.6%
Catalina Marketing	88,000	2,420
Citadel Broadcasting	107,000	1,006
Clear Channel Outdoor, Class A (1)	37,000	755
Discovery Holding, Series A (1)	139,000	2,010
Dreamworks Animation, Class A (1)	35,000	872
EchoStar Communications, Class A (1)	38,000	1,244
Getty Images (1)	50,000	2,484
Lamar Advertising (1)	94,000	5,021
XM Satellite Radio Holdings, Class A (1)	150,000	1,933
		17,745
Specialty Retail 4.7%
Advance Auto Parts	63,000	2,075
Bed Bath & Beyond (1)	75,000	2,869
Best Buy	50,000	2,678
CarMax (1)	55,000	2,294
O'Reilly Automotive (1)	88,000	2,922
PETsMART	137,000	3,802
Williams-Sonoma	50,000	1,620
		18,260
Total Consumer Discretionary		61,212
CONSUMER STAPLES 1.2%
Beverages 0.4%
Cott (1)	100,000	1,717
		1,717
Food & Staples Retailing 0.8%
Shoppers Drug Mart (CAD)	44,000	1,802
Whole Foods Market	19,000	1,129
		2,931
Total Consumer Staples		4,648
ENERGY 8.7%
Energy Equipment & Services 4.0%
BJ Services	162,000	4,881
Cameron International (1)	50,000	2,415
FMC Technologies (1)	71,000	3,813
Smith International	115,000	4,462
		15,571
Oil, Gas & Consumable Fuels 4.7%
Compton Petroleum (1)	49,000	489
CONSOL Energy	120,000	3,807
EOG Resources	78,000	5,074
Foundation Coal Holdings	38,000	1,230
Murphy Oil	56,000	2,663
Verasun Energy (1)	32,000	514
XTO Energy	106,000	4,466
		18,243
Total Energy		33,814
FINANCIALS 6.5%
Capital Markets 4.1%
E*TRADE Financial (1)	114,000	2,727
Eaton Vance	100,000	2,886
Investors Financial Services	47,000	2,025
Legg Mason	25,000	2,521
Nuveen Investments	48,000	2,459
TD Ameritrade Holding	176,000	3,318
		15,936
Commercial Banks 0.2%
SVB Financial Group (1)	15,000	670
		670
Insurance 2.2%
Assurant	75,000	4,006
Axis Capital Holdings	85,000	2,948
Principal Financial Group	31,000	1,683
		8,637

Total Financials		25,243
HEALTH CARE 17.5%

Biotechnology 5.7%
Alkermes (1)	88,000	1,395
Amylin Pharmaceuticals (1)	25,000	1,102
Cephalon (1)	82,300	5,082
Gilead Sciences (1)	25,000	1,717
Human Genome Sciences (1)	86,000	992
MedImmune (1)	152,000	4,440
Myogen (1)	37,000	1,298
Neurocrine Biosciences (1)	31,000	333
OSI Pharmaceuticals (1)	38,000	1,426
PDL Biopharma (1)	56,000	1,075
Theravance (1)	38,000	1,028
Vertex Pharmaceuticals (1)	66,000	2,221
		22,109
Health Care Equipment & Supplies 2.2%
C R Bard	16,000	1,200
Edwards Lifesciences (1)	79,000	3,681
Gen-Probe (1)	34,000	1,594
St. Jude Medical (1)	63,000	2,223
		8,698
Health Care Providers & Services 5.8%
Community Health System (1)	63,000	2,353
Coventry Health Care (1)	25,000	1,288
DaVita (1)	25,000	1,447
Health Management	125,000	2,612
Humana (1)	32,000	2,115
Laboratory Corporation of America (1)	19,000	1,246
Manor Care	100,000	5,228
Omnicare	69,000	2,973
Patterson Companies (1)	69,000	2,319
Triad Hospitals (1)	25,000	1,101
		22,682
Life Sciences Tools & Services 0.8%
Qiagen NV (1)	38,000	602
Thermo Electron (1)	63,000	2,478
		3,080
Pharmaceuticals 3.0%
Barr Pharmaceuticals (1)	75,000	3,896
Elan ADR (1)	201,000	3,091
Sepracor (1)	46,000	2,228
Valeant Pharmaceuticals	114,000	2,255
		11,470
Total Health Care		68,039
INDUSTRIALS & BUSINESS SERVICES 14.0%
Aerospace & Defense 2.8%
Alliant Techsystems (1)	36,000	2,918
Goodrich	60,400	2,448
Rockwell Collins	98,000	5,374
		10,740
Air Freight & Logistics 0.7%
UTi Worldwide	100,000	2,797
		2,797
Airlines 1.1%
Southwest Airlines	250,000	4,165
		4,165
Building Products 0.7%
American Standard	63,000	2,644
		2,644
Commercial Services & Supplies 2.6%
ChoicePoint (1)	75,000	2,685
Manpower	75,000	4,595
Resources Global Professionals (1)	22,000	589
Robert Half International	48,000	1,631
Viad	23,000	815
		10,315
Electrical Equipment 1.1%
AMETEK	100,000	4,355
		4,355
Industrial Conglomerates 1.6%
Roper Industries	135,000	6,040
		6,040
Machinery 2.2%
Danaher	32,000	2,197
ITT	50,000	2,564
Oshkosh Truck	74,000	3,735
		8,496
Trading Companies & Distributors 1.2%
Fastenal	63,000	2,430
MSC Industrial Direct	13,000	529
United Rentals (1)	79,000	1,837
		4,796
Total Industrials & Business Services		54,348
INFORMATION TECHNOLOGY 26.1%
Communications Equipment 2.5%
ADTRAN	50,000	1,192
Comverse Technology (1)	51,000	1,093
Harris	89,000	3,960
Juniper Networks (1)	202,000	3,491
		9,736
Computers & Peripherals 0.5%
Avid Technology (1)	60,000	2,185
		2,185
Electronic Equipment & Instruments 4.0%
Cogent (1)	88,000	1,208
Dolby Laboratories, Class A (1)	59,000	1,171
Flextronics (1)	225,000	2,844
FLIR Systems (1)	91,000	2,472
Jabil Circuit	113,000	3,228
Sunpower (1)	31,000	860
Symbol Technologies	250,000	3,715
		15,498
Internet Software & Services 2.9%
aQuantive (1)	91,000	2,149
CNET Networks (1)	220,000	2,108
Monster Worldwide (1)	85,000	3,076
VeriSign (1)	189,000	3,818
		11,151
IT Services 5.4%
CACI International, Class A (1)	45,000	2,476
Checkfree (1)	73,000	3,016
DST Systems (1)	75,000	4,625
Fidelity National Information	75,000	2,775
Global Payments	41,000	1,804
Iron Mountain (1)	91,900	3,946
Moneygram International	76,000	2,209
		20,851
Semiconductor & Semiconductor Equipment 6.4%
Altera (1)	170,000	3,125
Fairchild Semiconductor, Class A (1)	51,000	954
Intersil Holding, Class A	132,000	3,241
Marvell Technology Group (1)	182,000	3,525
Microchip Technology	75,000	2,431
National Semiconductor	101,000	2,377
PMC-Sierra (1)	266,000	1,580
Semtech (1)	50,000	638
Spansion, Class A (1)	75,000	1,250
Teradyne (1)	201,000	2,645
Xilinx	150,000	3,292
		25,058
Software 4.4%
Adobe Systems (1)	63,000	2,359
Amdocs (1)	88,000	3,485
Intuit (1)	57,000	1,829
Jack Henry & Associates	88,000	1,916
McAfee (1)	62,000	1,517
NAVTEQ (1)	90,000	2,350
Red Hat (1)	131,000	2,761
Salesforce.com (1)	25,000	897
		17,114

Total Information Technology		101,593

MATERIALS 0.7%

Metals & Mining 0.7%
Newmont Mining	25,000	1,069
Teck Cominco, Class B (CAD)	25,000	1,569
Total Materials		2,638

TELECOMMUNICATION SERVICES 6.1%

Diversified Telecommunication Services 1.5%
Telus (CAD)	65,000	3,666
Time Warner Telecom, Class A (1)	113,000	2,148
		5,814
Wireless Telecommunication Services 4.6%
American Tower Systems, Class A (1)	125,000	4,562
Crown Castle International (1)	162,000	5,709
Leap Wireless Intl (1)	50,000	2,425
Rogers Communications, Class B	81,000	4,444
SBA Communications (1)	38,000	925
		18,065
Total Telecommunication Services		23,879
Total Miscellaneous Common Stocks 0.2% (3)		817
Total Common Stocks (Cost $288,825)		376,231

SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Investment Fund, 5.17% (4)(5)	12,119,879	12,120
Total Short-Term Investments (Cost $12,120)		12,120
SECURITIES LENDING COLLATERAL 0.4%
Money Market Trust 0.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (4)	1,647,000	1,647
Total Securities Lending Collateral (Cost $1,647)		1,647
Total Investments in Securities
100.3% of Net Assets (Cost $302,592)		$389,998

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
CAD	Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $1,604,000; aggregate collateral consisted of $1,647,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $302,592,000. Net unrealized gain aggregated $87,406,000 at period-end, of which $104,387,000 related to appreciated investments and $16,981,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $775,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $12,120,000 and $22,041,000, respectively.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.4%

BIOTECHNOLOGY 39.6%

Major Biotechnology 28.6%
Alkermes (1)	10,570	167
Amgen (1)(2)	6,230	446
Array BioPharma (1)	1,800	15
Atherogenics (1)	1,000	13
Biogen Idec (1)(2)	2,408	108
Celgene (1)(2)	3,300	143
Cephalon (1)(2)	9,230	570
CV Therapeutics (1)	2,500	28
Genentech (1)(2)	6,220	514
Genzyme (1)	500	34
Gilead Sciences (1)(2)	10,420	716
Human Genome Sciences (1)	3,880	45
ICOS (1)	1,600	40
ImClone Systems (1)(2)	1,120	32
Martek Biosciences (1)	2,400	52
Medicines Company (1)(2)	12,400	280
MedImmune (1)	4,010	117
Neurocrine Biosciences (1)	3,861	41
NPS Pharmaceuticals (1)	500	2
OSI Pharmaceuticals (1)(2)	7,546	283
PDL Biopharma (1)	6,100	117
Pharmaceutical Holdings Trust	200	16
Sepracor (1)(2)	6,800	329
Trimeris (1)	6,600	58
United Therapeutics (1)	100	5
Vertex Pharmaceuticals (1)(2)	5,400	182
		4,353
Other Biotechnology 11.0%
Acadia Pharmaceuticals (1)	2,700	23
Adolor (1)	2,800	39
Advanced Life Sciences Holdings (1)	1,600	5
Alexion Pharmaceutical (1)	4,120	140
Alexza Pharmaceuticals (1)	2,100	17
Altus Pharmaceuticals (1)	1,500	24
Amylin Pharmaceuticals (1)(2)	4,690	207
BioCryst Pharmaceuticals (1)	5,600	70
BioMarin Pharmaceutical (1)	1,000	14
Biovitrum AB (SEK) (1)	1,100	17
Cell Genesys (1)	2,200	10
Combinatorx (1)	3,400	21
Cubist Pharmaceuticals (1)(2)	6,900	150
deCode genetics (1)	8,400	46
Encysive Pharmaceuticals (1)	500	2
Exelixis (1)	6,300	55
Favrille (1)	5,600	24
Favrille, Warrants, 3/6/11 (1)(3)	1,015	-
Genmab (DKK) (1)	2,350	98
Idenix Pharmaceuticals (1)	3,500	34
Incyte Genomics (1)	12,600	53
Infinity Pharmaceuticals (1)	2,925	40
Mannkind (1)	1,600	30
Mannkind, Warrants, 8/5/10 (1)(3)	900	1
Momenta Pharmaceuticals (1)	1,600	22
Myogen (1)(2)	5,300	186
Myogen, Warrants, 9/29/09 (1)(3)	100	3
Myriad Genetics (1)	700	17
Nektar Therapeutics (1)	2,500	36
ONYX Pharmaceuticals (1)	3,100	54
Panacos Pharmaceuticals (1)	1,700	9
Pharmion (1)	900	19
Poniard Pharmaceuticals (1)	3,503	12
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11 (3)	5,999	-
Regeneron Pharmaceuticals (1)	600	9
Tercica (1)	4,800	26
Theravance (1)(2)	4,800	130
ViroPharma (1)	1,900	23
		1,666

Total Biotechnology		6,019
LIFE SCIENCES 4.7%

Life Sciences 4.7%
Affymetrix (1)	300	6
Beckman Coulter	700	40
Celera Genomics (1)	4,000	56
Dade Behring Holdings (2)	2,500	100
Gen-Probe (1)	2,300	108
Home Diagnostics (1)	900	12
Illumina (1)	1,600	53
Immucor (1)(2)	4,000	90
Invitrogen (1)(2)	900	57
OraSure Technologies (1)	800	6
Qiagen NV (1)	5,400	86
Symyx Technologies (1)	3,900	83
Thermo Electron (1)	600	24
Total Life Sciences		721
PHARMACEUTICALS 21.9%

International-Pharmaceuticals 1.0%
Schwarz Pharma AG (EUR)	1,243	145
		145
Major Pharmaceuticals 20.9%
Abbott Laboratories	600	29
Alcon (2)	1,290	148
Allergan	700	79
Astellas Pharma (JPY)	3,800	153
Barr Pharmaceuticals (1)	1,900	99
Basilea Pharmaceutica (CHF) (1)	263	42
Bristol Myers Squibb	900	22
Chugai Pharmaceutical (JPY)	3,900	84
Elan ADR (1)(2)	16,300	251
Eli Lilly	2,900	165
Forest Laboratories (1)(2)	1,600	81
GlaxoSmithKline (GBP)	1,831	49
Glaxosmithkline Pharmaceuticals (INR)	2,046	55
Insite Vision (1)	8,600	14
Ipsen (EUR) (1)	400	16
Johnson & Johnson (2)	1,580	103
Labopharm (1)	400	2
Medicis Pharmaceutical, Class A	600	19
Merck (2)	400	17
MGI Pharma (1)	7,500	129
Monsanto	2,220	104
Novartis ADR	3,000	175
Novo Nordisk, Series B (DKK)	600	45
Pfizer (2)	5,428	154
Roche Holding (CHF)	1,962	339
Sanofi-Aventis (EUR)	1,150	102
Schering-Plough	4,015	89
Shire Pharmaceuticals ADR	1,500	74
Takeda Chemical Industries (JPY)	500	31
Teva Pharmaceutical ADR (2)	1,739	59
Towa Pharmaceutical (JPY)	1,100	28
Valeant Pharmaceuticals	7,100	140
Wyeth (2)	5,154	262
Xenoport (1)	800	16
		3,175

Total Pharmaceuticals		3,320
PRODUCTS & DEVICES 10.0%

Implants 10.0%
Advanced Medical Optics (1)	200	8
Aspect Medical Systems (1)	600	10
Baxter International	3,100	141
BioSphere Medical (1)	5,700	38
Boston Scientific (1)(2)	5,100	75
C R Bard	1,200	90
Cerus (1)	5,400	30
Conor Medsystems (1)	200	5
CryoLife (1)	1,800	12
Edwards Lifesciences (1)(2)	1,600	75
EPIX Pharmaceuticals (1)	2,900	12
Grifols (EUR) (1)	6,846	69
Integra LifeSciences (1)	200	7
Medtronic (2)	1,500	70
Nobel Biocare (CHF)	623	153
Northstar Neuroscience (1)	300	4
Phonak Holding (CHF)	1,372	87
ResMed (1)	3,900	157
Respironics (1)	1,000	39
St. Jude Medical (1)(2)	4,800	169
Stereotaxis (1)	3,300	34
Stryker (2)	1,700	84
Zimmer Holdings (1)(2)	2,130	144
		1,513
Other Products & Devices 0.0%
Cooper Companies	100	5
		5

Total Products & Devices		1,518
SERVICES 24.2%

Distribution 5.0%
Cardinal Health	1,600	105
Caremark RX (2)	3,667	208
HealthExtras (1)	3,000	85
Henry Schein (1)	1,200	60
Lincare Holdings (1)	100	4
Medco (1)(2)	1,800	108
Omnicare (2)	3,700	159
Patterson Companies (1)	900	30
		759
Information 0.2%
Allscripts Healthcare (1)	500	11
Quality Systems	200	8
WebMD Health (1)	100	3
		22
Other Services 1.0%
Centene (1)	5,400	89
Covance (1)	100	7
Walgreen	1,400	62
		158
Payors 11.3%
Aetna	5,500	217
AMERIGROUP (1)(2)	2,500	74
Assurant	2,000	107
CIGNA (2)	2,260	263
Coventry Health Care (1)	1,450	75
Health Net (1)	1,200	52
Humana (1)(2)	2,600	172
UnitedHealth Group	8,600	423
WellPoint (1)	4,320	333
		1,716
Providers 6.7%
Community Health System (1)	2,300	86
DaVita (1)(2)	3,700	214
Fresenius (EUR)	516	90
Fresenius Medical Care (EUR)	558	72
Healthways (1)	800	36
LCA-Vision (2)	2,000	83
LifePoint Hospitals (1)(2)	2,800	99
Manor Care	1,700	89
National Medical Health Card (1)	1,600	25
Sunrise Senior Living (1)	1,300	39
Symbion (1)	1,800	33
Triad Hospitals (1)(2)	2,100	92
United Surgical Partners International (1)(2)	1,600	40
Ventas, REIT	700	26
		1,024

Total Services		3,679

Total Common Stocks (Cost $12,459)		15,257

SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 5.37% (4)(5)	154,508	155
Total Short-Term Investments (Cost $155)		155

Total Investments in Securities
101.4% of Net Assets (Cost $12,614)		$15,412

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is pledged to cover written call options at
September 30, 2006.
(3)	Restricted Securities
(4)	Seven-day yield
(5)	Affiliated company - see Note 3
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust
SEK	Swedish Krona

OPTIONS WRITTEN (1.3)%
Aetna, Put, 1/20/07 @ $32.50 (1)	(200)	-
Aetna, Put, 4/21/07 @ $40.00 (1)	(400)	(1)
Alcon, Call, 11/18/06 @ $110.00 (1)	(100)	(1)
Alcon, Call, 1/20/07 @ $110.00 (1)	(200)	(2)
Alcon, Call, 2/17/07 @ $110.00 (1)	(400)	(5)
Alcon, Put, 2/17/07 @ $110.00 (1)	(200)	(1)
Alexion Pharmaceuticals, Put, 1/20/07 @ $35.00 (1)	(400)	(1)
Alexion Pharmaceuticals, Put, 1/20/07 @ $40.00 (1)	(400)	(3)
Alkermes, Put, 2/17/07 @ $15.00 (1)	(700)	(1)
Allergan, Put, 1/20/07 @ $110.00 (1)	(200)	(1)
Amerigroup, Call, 3/17/07 @ $35.00 (1)	(500)	(1)
Amerigroup, Put, 12/16/06 @ $30.00 (1)	(200)	-
Amgen, Call, 11/18/06 @ $75.00 (1)	(700)	(1)
Amgen, Put, 1/20/07 @ $75.00 (1)	(300)	(1)
Amylin Pharmaceuticals, Call, 10/21/06 @ $50.00 (1)	(600)	(1)
Amylin Pharmaceuticals, Call, 1/20/07 @ $55.00 (1)	(400)	-
Amylin Pharmaceuticals, Call, 1/20/07 @ $60.00 (1)	(600)	-
Amylin Pharmaceuticals, Put, 1/20/07 @ $35.00 (1)	(200)	-
Amylin Pharmaceuticals, Put, 1/20/07 @ $45.00 (1)	(200)	(1)
Amylin Pharmaceuticals, Put, 1/20/07 @ $50.00 (1)	(200)	(2)
Barr Pharmaceuticals, Put, 2/17/07 @ $45.00 (1)	(300)	-
Barr Pharmaceuticals, Put, 5/19/07 @ $55.00 (1)	(300)	(2)
Baxter International, Put, 2/17/07 @ $50.00 (1)	(100)	(1)
Beckman Coulter, Put, 5/19/07 @ $60.00 (1)	(300)	(2)
Biogen Idec, Call, 1/20/07 @ $55.00 (1)	(200)	-
Biogen Idec, Put, 1/20/07 @ $50.00 (1)	(400)	(2)
Biotech Holdings, Put, 1/20/07 @ $175.00 (1)	(300)	(1)
Boston Scientific, Call, 1/20/07 @ $15.00 (1)	(3,400)	(4)
Bristol Myers Squibb, Put, 3/17/07 @ $25.00 (1)	(500)	(1)
Cardinal Health, Put, 1/20/07 @ $75.00 (1)	(500)	(5)
Caremark Rx, Call, 1/20/07 @ $60.00 (1)	(700)	(1)
Caremark Rx, Call, 3/17/07 @ $65.00 (1)	(900)	(1)
Caremark Rx, Put, 1/20/07 @ $45.00 (1)	(300)	-
Caremark Rx, Put, 1/20/07 @ $60.00 (1)	(300)	(1)
Caremark Rx, Put, 3/17/07 @ $55.00 (1)	(200)	(1)
Caremark Rx, Put, 3/17/07 @ $60.00 (1)	(300)	(2)
Celgene, Call, 10/21/06 @ $40.00 (1)	(400)	(2)
Celgene, Put, 10/21/06 @ $45.00 (1)	(300)	(1)
Celgene, Put, 1/20/07 @ $45.00 (1)	(400)	(2)
Celgene, Put, 4/21/07 @ $45.00 (1)	(300)	(2)
Cephalon, Call, 11/18/06 @ $65.00 (1)	(700)	(1)
Cephalon, Call, 1/20/07 @ $70.00 (1)	(700)	(1)
Cephalon, Put, 1/20/07 @ $60.00 (1)	(300)	(1)
CIGNA, Call, 1/20/07 @ $115.00 (1)	(700)	(7)
CIGNA, Put, 1/20/07 @ $85.00 (1)	(200)	-
CIGNA, Put, 1/20/07 @ $90.00 (1)	(300)	-
CIGNA, Put, 1/20/07 @ $95.00 (1)	(100)	-
Cubist Pharmaceuticals, Call, 11/18/06 @ $25.00 (1)	(500)	-
Cubist Pharmaceuticals, Put, 11/18/06 @ $22.50 (1)	(200)	-
Cytyc, Put, 2/17/07 @ $25.00 (1)	(300)	(1)
Dade Behring Holdings, Call, 11/18/06 @ $45.00 (1)	(600)	-
Davita, Call, 10/21/06 @ $50.00 (1)	(400)	(3)
Davita, Call, 1/20/07 @ $50.00 (1)	(400)	(4)
Davita, Call, 1/20/07 @ $55.00 (1)	(700)	(4)
Edwards Lifesciences, Call, 2/17/07 @ $50.00 (1)	(400)	(1)
Edwards Lifesciences, Put, 2/17/07 @ $45.00 (1)	(100)	-
Elan Corp., Call, 1/20/07 @ $17.50 (1)	(200)	-
Elan Corp., Call, 1/20/07 @ $20.00 (1)	(900)	(1)
Eli Lilly, Put, 10/21/06 @ $55.00 (1)	(200)	-
Eli Lilly, Put, 1/20/07 @ $55.00 (1)	(200)	-
Eli Lilly, Put, 1/20/07 @ $60.00 (1)	(200)	(1)
Eli Lilly, Put, 4/21/07 @ $60.00( )(1)	(200)	(1)
Forest Laboratories, Call, 1/20/07 @ $50.00 (1)	(200)	(1)
Forest Laboratories, Put, 1/20/07 @ $50.00 (1)	(500)	(1)
Gen-Probe, Put, 1/20/07 @ $50.00 (1)	(200)	(1)
Gen-Probe, Put, 2/17/07 @ $50.00 (1)	(100)	(1)
Genentech, Call, 10/21/06 @ $85.00 (1)	(400)	(1)
Genentech, Call, 11/18/06 @ $85.00 (1)	(500)	(1)
Genentech, Call, 12/16/06 @ $95.00 (1)	(400)	-
Genentech, Call, 1/20/07 @ $85.00 (1)	(900)	(4)
Genentech, Call, 1/20/07 @ $95.00 (1)	(400)	-
Genentech, Call, 3/17/07 @ $90.00 (1)	(200)	(1)
Genentech, Call, 3/17/07 @ $95.00 (1)	(200)	-
Genetech, Call, 12/16/06 @ $90.00 (1)	(700)	(1)
Genetech, Call, 1/20/07 @ $90.00 (1)	(700)	(2)
Genzyme Molecular Oncology, Put, 1/20/07 @ $70.00 (1)	(800)	(4)
Gilead Sciences, Call, 1/20/07 @ $70.00 (1)	(900)	(4)
Gilead Sciences, Put, 11/18/06 @ $60.00 (1)	(100)	-
Gilead Sciences, Put, 1/20/07 @ $65.00 (1)	(200)	-
Gilead Sciences, Put, 1/20/07 @ $70.00 (1)	(400)	(2)
Gilead Sciences, Put, 2/17/07 @ $60.00 (1)	(300)	-
Gilead Sciences, Put, 2/17/07 @ $65.00 (1)	(400)	(1)
Health Net, Put, 1/20/07 @ $50.00 (1)	(100)	(1)
Health Net, Put, 4/21/07 @ $50.00 (1)	(200)	(1)
Henry Schein, Put, 1/20/07 @ $50.00 (1)	(300)	(1)
Humana, Call, 1/20/07 @ $70.00 (1)	(700)	(2)
Humana, Put, 11/18/06 @ $50.00 (1)	(300)	-
Humana, Put, 11/18/06 @ $60.00 (1)	(200)	(2)
Humana, Put, 11/18/06 @ $65.00 (1)	(300)	(1)
Humana, Put, 1/20/07 @ $65.00 (1)	(200)	(1)
Humana, Put, 2/17/07 @ $65.00 (1)	(100)	-
ICOS, Put, 1/20/07 @ $25.00 (1)	(900)	(2)
ICOS, Put, 1/20/07 @ $30.00 (1)	(900)	(5)
Illumina, Put, 3/17/07 @ $35.00 (1)	(400)	(3)
Illumina, Put, 3/17/07 @ $40.00 (1)	(300)	(3)
ImClone Systems, Call, 11/18/06 @ $30.00 (1)	(500)	(1)
ImClone Systems, Put, 11/18/06 @ $35.00 (1)	(300)	(2)
Immucor, Call, 1/20/07 @ $23.375 (1)	(800)	(2)
Immucor, Put, 1/20/07 @ $20.00 (1)	(300)	-
Invitrogen, Call, 1/20/07 @ $70.00 (1)	(200)	-
Invitrogen, Put, 2/17/07 @ $60.00 (1)	(300)	(1)
Johnson & Johnson, Call, 1/20/07 @ $65.00 (1)	(400)	(1)
Johnson & Johnson, Put, 1/20/07 @ $65.00 (1)	(200)	-
LCA Vision, Call, 3/17/07 @ $55.00 (1)	(500)	(1)
LCA Vision, Put, 3/17/07 @ $45.00 (1)	(500)	(3)
Lifepoint Hospitals, Call, 11/18/06 @ $35.00 (1)	(200)	-
Lifepoint Hospitals, Put, 11/18/06 @ $35.00 (1)	(200)	-
Manor Care, Put, 2/17/07 @ $55.00 (1)	(300)	(1)
Martek Biosciences, Put, 12/16/06 @ $25.00 (1)	(300)	(1)
Medco Health Solutions, Call, 1/20/07 @ $60.00 (1)	(400)	(2)
Medicines Company, Call, 1/20/07 @ $25.00 (1)	(800)	(1)
Medicines Company, Put, 1/20/07 @ $25.00 (1)	(1,100)	(4)
Medtronic, Call, 1/20/07 @ $50.00 (1)	(1,000)	(1)
Medtronic, Put, 1/20/07 @ $42.50 (1)	(500)	-
Merck, Call, 1/20/07 @ $42.50 (1)	(200)	-
Merck, Put, 1/20/07 @ $32.50 (1)	(400)	-
Merck, Put, 1/20/07 @ $35.00 (1)	(200)	-
Merck, Put, 1/20/07 @ $40.00 (1)	(200)	-
Merck, Put, 1/20/07 @ $42.50 (1)	(200)	-
MGI Pharma, Put, 1/20/07 @ $20.00 (1)	(500)	(2)
Monsanto, Put, 1/20/07 @ $47.50 (1)	(100)	-
Monsanto, Put, 1/20/07 @ $50.00 (1)	(300)	(1)
Monsanto, Put, 4/21/07 @ $50.00 (1)	(300)	(2)
Myogen, Call, 1/20/07 @ $40.00 (1)	(500)	(1)
Myogen, Put, 1/20/07 @ $30.00 (1)	(300)	-
Myogen, Put, 1/19/08 @ $30.00 (1)	(200)	(1)
Neurocrine Biosciences, Put, 1/20/07 @ $10.00 (1)	(200)	-
Neurocrine Biosciences, Put, 1/20/07 @ $15.00 (1)	(100)	-
Omincare, Put, 3/17/07 @ $50.00 (1)	(300)	(2)
Omnicare, Put, 1/17/09 @ $50.00 (1)	(300)	(2)
Omnicare, Call, 1/20/07 @ $50.00 (1)	(200)	-
Omnicare, Call, 3/17/07 @ $50.00 (1)	(200)	-
Onyx Pharmaceuticals, Put, 1/20/07 @ $17.50 (1)	(300)	(1)
Onyx Pharmaceuticals, Put, 1/20/07 @ $20.00 (1)	(100)	-
OSI Pharmaceuticals, Call, 10/21/06 @ $35.00 (1)	(900)	(3)
OSI Pharmaceuticals, Put, 1/20/07 @ $40.00 (1)	(300)	(1)
PDL BioPharma, Put, 1/20/07 @ $22.50 (1)	(200)	(1)
Pfizer, Call, 1/20/07 @ $27.50 (1)	(900)	(2)
Pfizer, Put, 1/20/07 @ $22.50 (1)	(200)	-
ResMed, Put, 1/20/07 @ $45.00 (1)	(400)	(2)
ResMed, Put, 1/20/07 @ $50.00 (1)	(300)	(3)
ResMed, Put, 4/21/07 @ $45.00 (1)	(100)	(1)
Respironics, Put, 1/20/07 @ $35.00 (1)	(200)	-
Sepracor, Call, 10/21/06 @ $60.00 (1)	(400)	-
Sepracor, Put, 10/21/06 @ $45.00 (1)	(200)	-
Sepracor, Put, 10/21/06 @ $55.00 (1)	(500)	(4)
Sepracor, Put, 1/20/07 @ $45.00 (1)	(200)	(1)
Shire, Put, 4/21/07 @ $50.00 (1)	(200)	(1)
St. Jude Medical, Call, 10/21/06 @ $40.00 (1)	(400)	-
St. Jude Medical, Put, 1/20/07 @ $35.00 (1)	(200)	-
St. Jude Medical, Put, 1/20/07 @ $40.00 (1)	(300)	(2)
Stryker, Call, 12/16/06 @ $50.00 (1)	(700)	(2)
Stryker, Call, 1/20/07 @ $55.00 (1)	(700)	(1)
Teva Pharmaceutical, Call, 1/20/07 @ $35.00 (1)	(900)	(2)
Teva Pharmaceutical, Put, 1/20/07 @ $32.50 (1)	(300)	-
Theravance, Call, 12/16/06 @ $30.00 (1)	(700)	-
Triad Hospitals, Call, 1/17/07 @ $45.00 (1)	(100)	-
Triad Hospitals, Put, 5/19/07 @ $45.00 (1)	(300)	(1)
United Surgical Partners, Call, 2/17/07 @ $30.00 (1)	(800)	(1)
Unitedhealth Group, Put, 1/20/07 @ $40.00 (1)	(400)	-
Vertex Pharmaceuticals, Call, 1/20/07 @ $45.00 (1)	(300)	-
Vertex Pharmaceuticals, Put, 10/21/06 @ $40.00 (1)	(400)	(3)
Vertex Pharmaceuticals, Put, 1/20/07 @ $30.00 (1)	(200)	-
Vertex Pharmaceuticals, Put, 4/21/07 @ $35.00 (1)	(200)	(1)
Walgreen, Put, 4/21/07 @ $45.00 (1)	(200)	(1)
Wellpoint, Put, 3/17/07 @ $80.00 (1)	(400)	(2)
Wyeth, Call, 1/20/07 @ $50.00 (1)	(200)	(1)
Wyeth, Put, 1/20/07 @ $50.00 (1)	(700)	(1)
Zimmer Holdings, Call, 12/16/06 @ $65.00 (1)	(400)	(2)
Zimmer Holdings, Call, 12/16/06 @ $70.00 (1)	(900)	(2)
Zimmer Holdings, Call, 1/20/07 @ $65.00 (1)	(200)	(1)
Total Options Written (Cost $(263))		(202)

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $4 and represents 0.0% of net assets.
	Acquisition	Acquisition
Description	Date	Cost
Favrille, Warrants, 3/6/11	3/10/06	$-
Mannkind, Warrants, 8/5/10	8/5/05	-
Myogen, Warrants, 9/29/09	9/29/04	-
Poniard Pharmaceuticals Bridge, Warrants, 1/31/11	2/3/06-4/26/06	-
Totals		$-

The fund has registration rights for certain restricted securities held as of September 30, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $12,614,000. Net unrealized gain aggregated $2,798,000 at period-end, of which $3,272,000 related to appreciated investments and $474,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005 was $155,000 and $196,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 9.9%
Auto Components 0.1%
Cooper Tire	40	-
Goodyear Tire & Rubber (1)	170	3
Johnson Controls	180	13
		16
Automobiles 0.4%
Ford Motor	2,110	17
GM	680	23
Harley-Davidson	270	17
		57
Distributors 0.0%
Genuine Parts	170	7
		7
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	200	10
H&R Block	360	8
		18
Hotels, Restaurants & Leisure 1.6%
Carnival	520	24
Darden Restaurants	175	7
Harrah's Entertainment	260	17
Hilton	440	12
International Game Technology	380	16
Marriott, Class A	340	13
McDonald's	1,440	56
Starbucks (1)	880	30
Starwood Hotels & Resorts Worldwide	290	17
Wendy's	150	10
Wyndham Worldwide (1)	238	7
Yum! Brands	280	15
		224
Household Durables 0.6%
Black & Decker	100	8
Centex	170	9
D. R. Horton	400	10
Fortune Brands	180	14
Harman International	100	8
KB Home	40	2
Leggett & Platt	180	4
Lennar, Class A	200	9
Newell Rubbermaid	360	10
Pulte	220	7
Snap-On	40	2
Stanley Works	50	2
Whirlpool	46	4
		89
Internet & Catalog Retail 0.1%
Amazon.com (1)	380	12
		12
Leisure Equipment & Products 0.2%
Brunswick	140	4
Eastman Kodak	300	7
Hasbro	230	5
Mattel	490	10
		26
Media 3.3%
CBS, Class B	875	25
Clear Channel Communications	600	17
Comcast, Special Class A (1)	2,443	90
Disney	2,580	80
Dow Jones	40	1
Gannett	320	18
Interpublic Group (1)	510	5
McGraw-Hill	420	25
Meredith	30	2
New York Times, Class A	180	4
News Corp, Class A	3,100	61
Omnicom	150	14
Scripps, Class A	100	5
Time Warner	4,725	86
Tribune	240	8
Univision Communications, Class A (1)	240	8
Viacom, Class B (1)	815	30
		479
Multiline Retail 1.2%
Big Lots (1)	140	3
Dillards, Class A	80	3
Dollar General	350	5
Family Dollar Stores	210	6
Federated Department Stores	652	28
J.C. Penney	240	17
Kohl's (1)	370	24
Nordstrom	220	9
Sears Holding (1)	110	17
Target	1,020	56
		168
Specialty Retail 1.9%
Autonation (1)	200	4
AutoZone (1)	50	5
Bed Bath & Beyond (1)	280	11
Best Buy	470	25
Circuit City	200	5
GAP	690	13
Home Depot	2,360	86
Lowes	1,780	50
Office Depot (1)	310	12
OfficeMax	100	4
RadioShack	180	4
Sherwin-Williams	80	4
Staples	815	20
The Limited	380	10
Tiffany	190	6
TJX	530	15
		274
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	440	15
Hanesbrands (1)	107	3
Jones Apparel Group	150	5
Liz Claiborne	160	6
Nike, Class B	230	20
V. F.	60	4
		53

Total Consumer Discretionary		1,423
CONSUMER STAPLES 9.3%

Beverages 2.1%
Anheuser-Busch	860	41
Brown-Forman, Class B	60	5
Coca-Cola	2,370	106
Coca-Cola Enterprises	310	6
Constellation Brands, Class A (1)	260	7
Molson Coors Brewing, Class B	80	6
Pepsi Bottling Group	120	4
PepsiCo	1,902	124
		299
Food & Staples Retailing 2.3%
Costco Wholesale	560	28
CVS	930	30
Kroger	800	18
Safeway	510	15
Supervalu	233	7
Sysco	750	25
Wal-Mart	2,870	142
Walgreen	1,200	53
Whole Foods Market	200	12
		330
Food Products 1.1%
Archer-Daniels-Midland	803	30
Campbell Soup	280	10
ConAgra	550	13
Dean Foods (1)	200	8
General Mills	370	21
Heinz	370	16
Hershey Foods	200	11
Kellogg	280	14
McCormick	160	6
Sara Lee	860	14
Tyson Foods, Class A	300	5
Wrigley	250	12
		160
Household Products 2.2%
Clorox	170	11
Colgate-Palmolive	620	38
Kimberly-Clark	530	35
Procter & Gamble	3,756	233
		317
Personal Products 0.2%
Alberto Culver, Class B	45	2
Avon	520	16
Estee Lauder, Class A	170	7
		25
Tobacco 1.4%
Altria Group	2,410	184
Reynolds American	220	14
UST	200	11
		209

Total Consumer Staples		1,340
ENERGY 9.1%

Energy Equipment & Services 1.7%
Baker Hughes	370	25
BJ Services	350	11
Halliburton	1,200	34
Nabors Industries (1)	330	10
National Oilwell Varco (1)	250	15
Noble Drilling	160	10
Rowan	140	5
Schlumberger	1,360	84
Smith International	100	4
Transocean (1)	360	26
Weatherford International (1)	390	16
		240
Oil, Gas & Consumable Fuels 7.4%
Anadarko Petroleum	560	25
Apache	348	22
Chesapeake Energy	500	14
Chevron	2,590	168
ConocoPhillips	1,870	111
CONSOL Energy	200	6
Devon Energy	500	32
El Paso Corporation	761	10
EOG Resources	240	16
ExxonMobil	7,050	473
Hess	230	10
Kinder Morgan	150	16
Marathon Oil	409	31
Murphy Oil	230	11
Occidental Petroleum	1,000	48
Sunoco	180	11
Valero Energy	670	34
Williams Companies	630	15
XTO Energy	416	18
		1,071

Total Energy		1,311
FINANCIALS 21.6%

Capital Markets 3.5%
Ameriprise Financial	330	15
Bank of New York	900	32
Bear Stearns	140	20
Charles Schwab	1,230	22
E*TRADE Financial (1)	510	12
Federated Investors, Class B	60	2
Franklin Resources	210	22
Goldman Sachs	490	83
Janus Capital Group	300	6
Legg Mason	200	20
Lehman Brothers	670	50
Mellon Financial	480	19
Merrill Lynch	1,100	86
Morgan Stanley	1,220	89
Northern Trust	170	10
State Street	360	22
		510
Commercial Banks 4.2%
AmSouth	370	11
BB&T	640	28
Comerica	220	13
Commerce Bancorp	200	7
Compass Bancshares	200	11
Fifth Third Bancorp	667	25
First Horizon National	160	6
Huntington Bancshares	320	8
KeyCorp	460	17
M & T Bank	110	13
Marshall & Ilsley	300	14
National City	660	24
North Fork Bancorporation	495	14
PNC Financial Services Group	310	23
Regions Financial	545	20
SunTrust	420	33
Synovus Financial	420	12
U.S. Bancorp	2,067	69
Wachovia	1,893	106
Wells Fargo	3,920	142
Zions Bancorp	140	11
		607
Consumer Finance 0.9%
American Express	1,450	81
Capital One Financial	320	25
SLM Corporation	480	25
		131
Diversified Financial Services 5.6%
Bank of America	5,262	282
Chicago Mercantile Exchange Holdings	40	19
CIT Group	200	10
Citigroup	5,760	286
J.P. Morgan Chase	3,983	187
Moody's	240	16
		800
Insurance 4.7%
ACE Limited	330	18
AFLAC	610	28
Allstate	770	48
Ambac	150	12
American International Group	2,971	197
Aon	350	12
Chubb	450	23
Cincinnati Financial	227	11
Genworth Financial, Class A	530	18
Hartford Financial Services	400	35
Lincoln National	328	20
Loews	470	18
Marsh & McLennan	670	19
MBIA	165	10
MetLife	860	49
Principal Financial Group	310	17
Progressive Corporation	900	22
Prudential Financial	600	46
SAFECO	170	10
St. Paul Travelers Companies	778	36
Torchmark	140	9
UnumProvident	300	6
XL Capital	230	16
		680
Real Estate Investment Trusts (REITs) 1.0%
Apartment Investment & Management, Class A, REIT	150	8
Archstone-Smith Trust, REIT	200	11
Boston Properties, REIT	100	10
Equity Office Properties, REIT	390	15
Equity Residential, REIT	290	15
Kimco Realty, REIT	260	11
Plum Creek Timber, REIT	240	8
ProLogis, REIT	240	14
Public Storage, REIT	140	12
Simon Property Group, REIT	250	23
Vornado Realty Trust, REIT	100	11
		138
Real Estate Management & Development 0.1%
Realogy (1)	297	7
		7
Thrifts & Mortgage Finance 1.6%
Countrywide Credit	648	23
Fannie Mae	1,150	64
Freddie Mac	850	57
Golden West Financial	340	26
MGIC Investment	100	6
Sovereign Bancorp	425	9
Washington Mutual	1,171	51
		236

Total Financials		3,109
HEALTH CARE 12.3%

Biotechnology 1.2%
Amgen (1)	1,383	99
Biogen Idec (1)	393	17
Genzyme (1)	270	18
Gilead Sciences (1)	550	38
MedImmune (1)	270	8
		180
Health Care Equipment & Supplies 1.5%
Bausch & Lomb	70	4
Baxter International	700	32
Becton, Dickinson	330	23
Biomet	240	8
Boston Scientific (1)	1,552	23
C R Bard	140	10
Hospira (1)	219	8
Medtronic	1,390	65
St. Jude Medical (1)	420	15
Stryker	290	14
Zimmer Holdings (1)	253	17
		219
Health Care Providers & Services 2.7%
Aetna	690	27
AmerisourceBergen	280	13
Cardinal Health	490	32
Caremark RX	530	30
CIGNA	150	17
Coventry Health Care (1)	150	8
Express Scripts (1)	200	15
HCA	420	21
Health Management	300	6
Humana (1)	230	15
Laboratory Corporation of America (1)	100	7
Manor Care	130	7
McKesson	320	17
Medco (1)	325	20
Patterson Companies (1)	200	7
Quest Diagnostics	200	12
Tenet Healthcare (1)	515	4
UnitedHealth Group	1,520	75
WellPoint (1)	720	55
		388
Health Care Technology 0.0%
IMS Health	180	5
		5
Life Sciences Tools & Services 0.3%
Applera	180	6
Fisher Scientific (1)	160	13
Millipore (1)	70	4
PerkinElmer	170	3
Thermo Electron (1)	130	5
Waters Corporation (1)	140	7
		38
Pharmaceuticals 6.6%
Abbott Laboratories	1,740	84
Allergan	210	24
Barr Pharmaceuticals (1)	150	8
Bristol Myers Squibb	2,240	56
Eli Lilly	1,150	66
Forest Laboratories (1)	360	18
Johnson & Johnson	3,418	222
King Pharmaceuticals (1)	323	5
Merck	2,500	105
Mylan Laboratories	200	4
Pfizer	8,474	240
Schering-Plough	1,640	36
Watson Pharmaceuticals (1)	150	4
Wyeth	1,570	80
		952

Total Health Care		1,782
INDUSTRIALS & BUSINESS SERVICES 10.6%

Aerospace & Defense 2.3%
Boeing	890	70
General Dynamics	450	32
Goodrich	170	7
Honeywell International	950	39
L-3 Communication	100	8
Lockheed Martin	370	32
Northrop Grumman	384	26
Raytheon	510	24
Rockwell Collins	190	10
United Technologies	1,210	77
		325
Air Freight & Logistics 0.9%
Fedex	320	35
UPS, Class B	1,220	88
		123
Airlines 0.1%
Southwest Airlines	780	13
		13
Building Products 0.1%
American Standard	190	8
Masco	450	12
		20
Commercial Services & Supplies 0.5%
Allied Waste Industries (1)	250	3
Avery Dennison	150	9
Cintas	190	8
Equifax	170	6
Pitney Bowes	320	14
R.R. Donnelley	200	7
Robert Half International	240	8
Waste Management	650	24
		79
Construction & Engineering 0.1%
Fluor	140	11
		11
Electrical Equipment 0.5%
American Power Conversion	230	5
Cooper Industries, Class A	150	13
Emerson Electric	460	38
Rockwell Automation	240	14
		70
Industrial Conglomerates 4.0%
3M	910	68
GE	12,100	427
Textron	160	14
Tyco International	2,475	69
		578
Machinery 1.4%
Caterpillar	740	49
Cummins Engine	60	7
Danaher	240	16
Deere	320	27
Dover	190	9
Eaton	200	14
Illinois Tool Works	460	21
Ingersoll-Rand, Class A	350	13
ITT	240	12
Navistar (1)	20	1
PACCAR	340	19
Pall	160	5
Parker Hannifin	170	13
		206
Road & Rail 0.7%
Burlington Northern Santa Fe	420	31
CSX	580	19
Norfolk Southern	470	21
Ryder System	80	4
Union Pacific	360	31
		106
Trading Companies & Distributors 0.0%
W. W. Grainger	40	3
		3

Total Industrials & Business Services		1,534

INFORMATION TECHNOLOGY 14.9%

Communications Equipment 2.8%
ADC Telecommunications (1)	162	2
Andrew (1)	190	2
Avaya (1)	520	6
Ciena (1)	101	3
Cisco Systems (1)	7,040	162
Comverse Technology (1)	190	4
Corning (1)	1,760	43
JDS Uniphase (1)	1,940	4
Juniper Networks (1)	900	15
Lucent Technologies (1)	5,140	12
Motorola	2,790	70
QUALCOMM	1,970	72
Tellabs (1)	510	6
		401
Computers & Peripherals 3.5%
Apple Computer (1)	980	75
Dell (1)	2,630	60
EMC (1)	2,760	33
Hewlett-Packard	3,257	120
IBM	1,780	146
Lexmark International (1)	150	9
NCR (1)	170	7
Network Appliance (1)	440	16
QLogic (1)	180	3
Sandisk (1)	200	11
Sun Microsystems (1)	4,000	20
		500
Electronic Equipment & Instruments 0.3%
Agilent Technologies (1)	520	17
Jabil Circuit	250	7
Molex	180	7
Sanmina-SCI (1)	660	3
Solectron (1)	1,060	3
Symbol Technologies	327	5
Tektronix	130	4
		46
Internet Software & Services 1.3%
eBay (1)	1,320	37
Google, Class A (1)	250	101
Monster Worldwide (1)	170	6
VeriSign (1)	300	6
Yahoo! (1)	1,450	37
		187
IT Services 1.0%
Affiliated Computer Services, Class A (1)	170	9
Automatic Data Processing	690	32
Computer Sciences (1)	260	13
Convergys (1)	200	4
Electronic Data Systems	620	15
First Data	875	37
Fiserv (1)	250	12
Paychex	370	13
Sabre Holdings, Class A	160	4
Unisys (1)	360	2
		141
Office Electronics 0.1%
Xerox (1)	1,150	18
		18
Semiconductor & Semiconductor Equipment 2.6%
Advanced Micro Devices (1)	560	14
Altera (1)	380	7
Analog Devices	400	12
Applied Materials	1,590	28
Broadcom, Class A (1)	510	15
Freescale Semiconductor, Class B (1)	470	18
Intel	6,720	138
KLA-Tencor	190	8
Linear Technology	360	11
LSI Logic (1)	470	4
Maxim Integrated Products	340	10
Micron Technology (1)	750	13
National Semiconductor	370	9
Novellus Systems (1)	160	4
NVIDIA (1)	360	11
PMC-Sierra (1)	290	2
Teradyne (1)	200	3
Texas Instruments	1,850	61
Xilinx	360	8
		376
Software 3.3%
Adobe Systems (1)	740	28
Autodesk (1)	230	8
BMC Software (1)	200	5
CA	540	13
Citrix Systems (1)	170	6
Compuware (1)	470	4
Electronic Arts (1)	330	18
Intuit (1)	400	13
Microsoft	10,220	279
Novell (1)	470	3
Oracle (1)	4,490	79
Parametric Technology (1)	96	2
Symantec (1)	1,173	25
		483

Total Information Technology		2,152

MATERIALS 2.9%

Chemicals 1.5%
Air Products and Chemicals	300	20
Ashland	90	6
Dow Chemical	1,128	44
DuPont	1,050	45
Eastman Chemical	130	7
Ecolab	210	9
Hercules (1)	140	2
International Flavors & Fragrances	130	5
Monsanto	640	30
PPG Industries	190	13
Praxair	340	20
Rohm & Haas	200	10
Sigma Aldrich	30	2
		213
Construction Materials 0.1%
Vulcan Materials	140	11
		11
Containers & Packaging 0.2%
Ball	140	6
Bemis	120	4
Pactiv (1)	160	4
Sealed Air	140	7
Temple-Inland	140	6
		27
Metals & Mining 0.8%
Alcoa	1,000	28
Allegheny Technologies	130	8
Freeport McMoRan Copper Gold, Class B	260	14
Newmont Mining	530	22
Nucor	320	16
Phelps Dodge	280	24
USX-U.S. Steel Group	160	9
		121
Paper & Forest Products 0.3%
International Paper	570	20
Louisiana Pacific	150	3
MeadWestvaco	208	6
Weyerhaeuser	250	15
		44

Total Materials		416

TELECOMMUNICATION SERVICES 3.4%

Diversified Telecommunication Services 2.8%
AT&T	4,491	146
BellSouth	2,110	90
Centurytel	150	6
Citizens Communications	340	5
Embarq	185	9
Qwest Communications International (1)	1,730	15
Verizon Communications	3,340	124
Windstream (1)	413	6
		401
Wireless Telecommunication Services 0.6%
Alltel	500	28
Sprint Nextel	3,413	58
		86
Total Telecommunication Services		487
TRUSTS & MUTUAL FUNDS 0.9%
Trusts & Mutual Funds 0.9%
S&P Depository Receipts Trust	940	125
Total Trusts & Mutual Funds		125
UTILITIES 3.2%
Electric Utilities 1.4%
Allegheny Energy (1)	220	9
American Electric Power	420	15
Edison International	340	14
Entergy	200	16
Exelon	730	44
FirstEnergy	353	20
FPL Group	460	21
Pinnacle West Capital	150	7
PPL	430	14
Progress Energy	320	14
Southern Company	830	28
		202
Gas Utilities 0.0%
NICOR	20	1
Peoples Energy	20	1
		2
Independent Power Producers & Energy Traders 0.4%
AES (1)	720	15
Constellation Energy Group	170	10
Dynegy, Class A (1)	480	3
TXU	550	34
		62
Multi-Utilities 1.4%
Ameren	290	15
CenterPoint Energy	350	5
CMS Energy (1)	270	4
Consolidated Edison	300	14
Dominion Resources	380	29
DTE Energy	190	8
Duke Energy	1,441	44
Keyspan	170	7
NiSource	340	7
PG&E	410	17
Public Service Enterprise	250	15
Sempra Energy	250	13
Teco Energy	290	5
XCEL Energy	450	9
		192

Total Utilities		458

Total Common Stocks (Cost $12,032)		14,137
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.6%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	231,657	232
		232
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.742% 11/2/06 (4)	25,000	25
		25
Total Short-Term Investments (Cost $257)		257
Total Investments in Securities
99.9% of Net Assets (Cost $12,289)		$14,394

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 4 S&P 500 EMINI contracts,
$15 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	$269	$4
Net payments (receipts) of variation
margin to date			(4)
Variation margin receivable (payable)
on open futures contracts			$0

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $12,289,000. Net unrealized gain aggregated $2,109,000 at period-end, of which $2,321,000 related to appreciated investments and $212,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $7,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005 was $232,000 and $305,000, respectively.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 10.1%
Hotels, Restaurants & Leisure 2.5%
International Game Technology	32,400	1,345
Marriott, Class A	19,700	761
Wynn Resorts (1)	19,000	1,292
		3,398
Household Durables 1.6%
Fortune Brands	4,000	300
Garmin	17,700	863
Harman International	12,400	1,035
		2,198
Internet & Catalog Retail 0.6%
Amazon.com (1)	28,200	906
		906
Media 1.3%
Grupo Televisa ADR	20,800	442
McGraw-Hill	1,200	70
Time Warner	33,100	604
Viacom, Class B (1)	18,675	694
		1,810
Multiline Retail 2.8%
Kohl's (1)	36,000	2,337
Target	26,770	1,479
		3,816
Specialty Retail 1.3%
Bed Bath & Beyond (1)	2,400	92
Best Buy	7,725	413
Home Depot	34,900	1,266
		1,771
Total Consumer Discretionary		13,899
CONSUMER STAPLES 5.1%
Beverages 1.0%
PepsiCo	21,110	1,378
		1,378
Food & Staples Retailing 2.6%
CVS	25,500	819
Sysco	16,200	542
Wal-Mart	42,860	2,114
		3,475
Household Products 1.5%
Procter & Gamble	33,385	2,069
		2,069
Total Consumer Staples		6,922
ENERGY 6.9%
Energy Equipment & Services 4.4%
Baker Hughes	20,470	1,396
Schlumberger	44,700	2,773
Smith International	48,200	1,870
		6,039
Oil, Gas & Consumable Fuels 2.5%
CONSOL Energy	10,900	346
EOG Resources	1,600	104
ExxonMobil	25,200	1,691
Murphy Oil	11,600	551
Total ADR	10,400	686
		3,378
Total Energy		9,417
FINANCIALS 21.6%

Capital Markets 12.5%
Ameriprise Financial	1,296	61
Charles Schwab	70,230	1,257
E*TRADE Financial (1)	51,700	1,237
Franklin Resources	18,300	1,935
Goldman Sachs	10,100	1,709
Legg Mason	13,600	1,372
Mellon Financial	10,590	414
Merrill Lynch	16,000	1,251
Morgan Stanley	17,700	1,290
Northern Trust	20,000	1,169
State Street	40,000	2,496
TD Ameritrade Holding	53,800	1,014
UBS (CHF)	32,570	1,948
		17,153
Commercial Banks 1.0%
Wells Fargo	36,280	1,313
		1,313
Consumer Finance 2.8%
American Express	36,580	2,051
SLM Corporation	33,600	1,747
		3,798
Diversified Financial Services 2.0%
Chicago Mercantile Exchange Holdings	900	430
Citigroup	45,430	2,257
		2,687
Insurance 3.0%
American International Group	35,710	2,366
Hartford Financial Services	11,600	1,006
Prudential Financial	10,400	793
		4,165
Thrifts & Mortgage Finance 0.3%
Countrywide Credit	12,200	428
		428

Total Financials		29,544
HEALTH CARE 19.8%

Biotechnology 4.8%
Amgen (1)	29,700	2,124
Celgene (1)	16,600	719
Genentech (1)	19,900	1,646
Genzyme (1)	3,100	209
Gilead Sciences (1)	26,800	1,841
		6,539
Health Care Equipment & Supplies 2.6%
Alcon	2,300	263
Medtronic	31,640	1,469
St. Jude Medical (1)	23,900	844
Stryker	20,000	992
		3,568
Health Care Providers & Services 8.0%
Aetna	24,700	977
Cardinal Health	7,100	467
Caremark RX	36,400	2,063
DaVita (1)	2,300	133
Humana (1)	17,800	1,176
Medco (1)	9,900	595
Quest Diagnostics	10,700	654
UnitedHealth Group	65,300	3,213
WellPoint (1)	21,200	1,634
		10,912
Pharmaceuticals 4.4%
Allergan	4,700	529
Johnson & Johnson	10,000	649
Novartis (CHF)	17,500	1,021
Pfizer	37,548	1,065
Roche Holding (CHF)	5,967	1,032
Sepracor (1)	16,600	804
Wyeth	19,900	1,012
		6,112
Total Health Care		27,131
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 2.0%
General Dynamics	17,200	1,233
Honeywell International	15,400	630
Rockwell Collins	7,300	400
United Technologies	7,000	443
		2,706
Industrial Conglomerates 4.3%
GE	152,770	5,393
Tyco International	19,500	546
		5,939
Machinery 3.4%
Danaher	49,600	3,406
Deere	2,900	244
Illinois Tool Works	21,700	974
		4,624
Road & Rail 0.3%
Union Pacific	5,400	475
		475
Total Industrials & Business Services		13,744
INFORMATION TECHNOLOGY 22.0%
Communications Equipment 4.4%
Cisco Systems (1)	102,650	2,361
Corning (1)	29,700	725
Juniper Networks (1)	53,600	926
LM Ericsson (SEK)	160,300	557
Motorola	6,000	150
Nokia ADR	59,400	1,169
QUALCOMM	5,000	182
		6,070
Computers & Peripherals 1.8%
Apple Computer (1)	19,100	1,471
Dell (1)	14,230	325
EMC (1)	51,000	611
		2,407
Internet Software & Services 3.6%
eBay (1)	14,100	400
Google, Class A (1)	6,400	2,572
Monster Worldwide (1)	12,100	438
Yahoo! (1)	57,300	1,449
		4,859
IT Services 1.8%
Automatic Data Processing	34,800	1,647
First Data	17,280	726
Paychex	4,200	155
		2,528
Semiconductor & Semiconductor Equipment 5.9%
Analog Devices	26,200	770
Applied Materials	40,700	722
Intel	34,300	705
Linear Technology	29,800	927
Marvell Technology Group (1)	66,800	1,294
Maxim Integrated Products	51,900	1,457
Texas Instruments	34,400	1,144
Xilinx	50,440	1,107
		8,126
Software 4.5%
Adobe Systems (1)	22,300	835
Intuit (1)	13,100	421
Microsoft	127,920	3,496
Oracle (1)	81,700	1,449
		6,201
Total Information Technology		30,191
MATERIALS 0.9%
Chemicals 0.9%
Monsanto	24,800	1,166
Total Materials		1,166
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.6%
Telus, Non-voting shares	16,200	907
		907
Wireless Telecommunication Services 2.5%
America Movil ADR, Series L	28,200	1,110
American Tower Systems, Class A (1)	44,300	1,617
Rogers Communications, Class B	12,100	664
		3,391
Total Telecommunication Services		4,298
Total Common Stocks (Cost $125,770)		136,312
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	1,444,839	1,445
Total Short-Term Investments (Cost $1,445)		1,445
Total Investments in Securities
100.5% of Net Assets (Cost $127,215)		$137,757

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CHF	Swiss Franc
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $127,215,000. Net unrealized gain aggregated $10,542,000 at period-end, of which $14,341,000 related to appreciated investments and $3,799,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $66,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $1,445,000 and $1,956,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006